                                                       Registration No. 33-44300

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 11

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-A
                              (EXACT NAME OF TRUST)

                          ----------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          ----------------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2000


[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                  CAPTION IN PROSPECTUS

  1..........................................Nationwide Life and Annuity
 .............................................Insurance Company
 .............................................The Variable Account
  2..........................................Nationwide Life and Annuity
 .............................................Insurance Company
  3..........................................Custodian of Assets
  4..........................................Distribution of The Policies
  5..........................................The Variable Account
  6..........................................Not Applicable
  7..........................................Not Applicable
  8..........................................Not Applicable
  9..........................................Legal Proceedings
10...........................................Information About The
                                             Policies; How The Cash Value
                                             Varies; Right to Exchange for
                                             a Fixed Benefit Policy;
                                             Reinstatement; Other Policy
                                             Provisions
11...........................................Investments of The Variable
                                             Account
12...........................................The Variable Account
13...........................................Policy Charges
                                             Reinstatement
14...........................................Underwriting and Issuance -
                                             Premium Payments
                                             Minimum Requirements for
                                             Issuance of a Policy
15...........................................Investments of the Variable
                                             Account; Premium Payments
16...........................................Underwriting and Issuance -
                                             Allocation of Cash Value
17...........................................Surrendering The Policy for
                                             Cash
18...........................................Reinvestment
19...........................................Not Applicable
20...........................................Not Applicable
21...........................................Policy Loans
22...........................................Not Applicable
23...........................................Not Applicable
24...........................................Not Applicable
25...........................................Nationwide Life and Annuity
                                             Insurance Company
26...........................................Not Applicable
27...........................................Nationwide Life and Annuity
                                             Insurance Company

N-8B-2 ITEM                                  CAPTION IN PROSPECTUS

28...........................................Company Management
29...........................................Company Management
30...........................................Not Applicable
31...........................................Not Applicable
32...........................................Not Applicable
33...........................................Not Applicable
34...........................................Not Applicable
35...........................................Nationwide Life and Annuity
                                             Insurance Company
36...........................................Not Applicable
37...........................................Not Applicable
38...........................................Distribution of The Policies
39...........................................Distribution of The Policies
40...........................................Not Applicable
41(a)........................................Distribution of The Policies
42...........................................Not Applicable
43...........................................Not Applicable
44...........................................How The Cash Value Varies
45...........................................Not Applicable
46...........................................How The Cash Value Varies
47...........................................Not Applicable
48...........................................Custodian of Assets
49...........................................Not Applicable
50...........................................Not Applicable
51...........................................Summary of The Policies;
                                             Information About The
                                             Policies
52...........................................Substitution of Securities
53...........................................Taxation of The Company
54...........................................Not Applicable
55...........................................Not Applicable
56...........................................Not Applicable
57...........................................Not Applicable
58...........................................Not Applicable
59...........................................Financial Statements

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-A


                   The date of this prospectus is May 1, 2000.


--------------------------------------------------------------------------------
This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -   American Century VP Advantage
   -   American Century VP Balanced

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -    VIP Growth Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST:
  -    Capital Appreciation Fund
  -    Government Bond Fund
  -    Money Market Fund
  -    Total Return Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  -    AMT Balanced Portfolio


For general information or to obtain FREE copies of the:

  - prospectus, annual report or semi-annual report for any underlying mutual fund; and
  -    any required Nationwide forms,


call:
                  1-800-533-5622
             TDD  1-800-238-3035
or write:
             NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   www.sec.gov



THIS POLICY IS NOT:
  - A BANK DEPOSIT;
  - ENDORSED BY A BANK OR GOVERNMENT AGENCY;
  - FEDERALLY INSURED; OR
  - AVAILABLE IN EVERY STATE.


The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.


The purpose of this policy is to provide life insurance protection for the beneficiary named in this policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account -A (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.


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

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





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


GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to the Internal Revenue Code.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VL Separate Account-A, a separate account of Nationwide Life and Annuity Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF POLICY EXPENSES.........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

SYNOPSIS OF THE POLICIES...........................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......


NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................


INVESTING IN THE POLICY............................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES.....................
     Minimum Requirements for Issuance of a Policy
     Premium Payments
     Pricing

POLICY CHARGES.....................................
     Sales Load

     Tax Expense Charges

     Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH...................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE............................

POLICY PROVISIONS..................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY............................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value

     Transfers

RIGHT TO REVOKE....................................

POLICY LOANS.......................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.........................................

POLICY OWNER SERVICES..............................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION..........................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS....................................

GRACE PERIOD.......................................
     First Three Policy Years
     Policy Years Four and After
     All Policy Years
     Reinstatement

TAX MATTERS........................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
     Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...............................

STATE REGULATION...................................

REPORTS TO POLICY OWNERS...........................

ADVERTISING........................................

LEGAL PROCEEDINGS..................................

EXPERTS............................................

REGISTRATION STATEMENT.............................

DISTRIBUTION OF THE POLICIES.......................


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

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE....................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES......

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH
            BENEFITS...............................





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


SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a charge for state premium taxes from premium payments. The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. The charge for state premium tax is approximately 2.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").

Nationwide deducts the following charges from the cash value of the policy:

  -    monthly cost of insurance;

  -    monthly cost of any additional benefits provided by riders to the policy;

  -    monthly administrative expense charge(1); and

  -    increase charge (applied to increases in the specified amount).

For policies surrendered during the first nine policy years, Nationwide deducts a surrender charge (see "Surrender Charges").

Nationwide deducts a mortality and expense risk charge from the assets of the sub-accounts in the variable account.

The mortality and expense risk charge is deducted daily and is equal to an annual rate of 0.80% of the daily net assets of the variable account. On the tenth policy anniversary and thereafter, the mortality and expense risk charge is reduced to 0.50% if the cash surrender value is $25,000 or more on each policy anniversary.

(1) The administrative expense charge is $25 per month in the first year and $5 per month in renewal years. The charge in renewal years is guaranteed not to exceed $7.50 per month.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                          -----------------------------------------------------------
                                                          MANAGEMENT FEES     OTHER       12b -1    TOTAL MUTUAL
                                                                             EXPENSES      FEES     FUND EXPENSES
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American          1.00%          0.00%        0.00%         1.00%
Century VP Advantage
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American          0.90%          0.00%        0.00%         0.90%
Century VP Balanced
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                  0.58%          0.07%        0.00%         0.65%
---------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%          0.14%        0.00%         0.74%
---------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%          0.15%        0.00%         0.65%
---------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.39%          0.15%        0.00%         0.54%
---------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.58%          0.14%        0.00%         0.72%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT - Balanced Portfolio                      0.85%          0.17%        0.00%         1.02%
---------------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


------------------------------------------------------------------------------------------------------------------
                                                      Management    Other Expenses  12b-1       Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            0.58%          0.08%        0.00%            0.66%
------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three minimum monthly premiums. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Nationwide is a stock life insurance company organized under the laws of the State of Ohio in February 1981. It is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.


CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation., ("NISC") Three Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company, parent company of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-A is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

  1. shares of a current underlying mutual fund option are no longer available for investment; or

  2.   further investment in an underlying mutual fund option is inappropriate.


No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.


Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premiums deposited to the contract and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

  -    the insured must be age 80 or younger;

  - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

  -    a minimum specified amount of $50,000 ($100,000 in Pennsylvania).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:


  - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

  - during the first 3 policy years, the total premium payments, less any policy indebtedness, less any partial surrenders, and less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page);

  - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

  - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments; and


Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                -  Independence Day
-  Martin Luther King, Jr. Day   -  Labor Day
-  Presidents' Day               -  Thanksgiving
-  Good Friday                   -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

  (1)  trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.


TAX EXPENSE CHARGES

A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes, which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses consist of two components:

  1)   a tax rate of 2.25% for state and local premium or other taxes; and

  2)   a tax rate of 1.25% for federal taxes.

The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from these charges.


SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years. The charge will be deducted proportionally from the cash value in each sub-account and the fixed account.


The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see "Appendix B" for specific examples).


       INITIAL SPECIFIED AMOUNT $50,000-$99,999
--------------------------------------------------------
            Male       Female
Issue       Non-        Non-        Male       Female
  Age     Tobacco     Tobacco     Standard    Standard
--------------------------------------------------------
  25       $7.776       $7.521      $8.369      $7.818
--------------------------------------------------------
  35       $8.817       $8.398      $9.811      $8.891
--------------------------------------------------------
  45      $12.191      $11.396     $13.887     $12.169
--------------------------------------------------------
  55      $15.636      $14.011     $18.415     $15.116
--------------------------------------------------------
  65      $22.295      $19.086     $26.577     $20.641
--------------------------------------------------------

       INITIAL SPECIFIED AMOUNT $100,000+
--------------------------------------------------------
            Male       Female
Issue       Non-        Non-        Male       Female
  Age     Tobacco     Tobacco     Standard    Standard
--------------------------------------------------------
   25       $5.776     $5.521      $6.369      $5.818
--------------------------------------------------------
   35       $6.817     $6.398      $7.811      $6.891
--------------------------------------------------------
   45       $9.691     $8.896     $11.387      $9.669
--------------------------------------------------------
   55      $13.136    $11.511     $15.915     $12.616
--------------------------------------------------------
   65      $21.295    $18.086     $25.577     $19.641
--------------------------------------------------------

The surrender charge is comprised of two components:

  -    an underwriting component; and

  -    sales component.

The underwriting component varies by issue age in the following manner:

         $1,000 OF INITIAL SPECIFIED AMOUNT
-------------------------------------------------------
Issue Age  Specified Amounts      Specified Amounts
           less than $100,000     $100,000 or more
-------------------------------------------------------
  0-35           $6.00                  $4.00
-------------------------------------------------------
  36-55          $7.50                  $5.00
-------------------------------------------------------
  56-80          $7.50                  $6.50
-------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

  -    processing applications;
  -    conducting medical exams;
  -    determining insurability and the insured's underwriting class; and
  -    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

--------------------------------------------------
    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
--------------------------------------------------
        0                        100%
--------------------------------------------------
        1                        100%
--------------------------------------------------
        2                        90%
--------------------------------------------------
        3                        80%
--------------------------------------------------
        4                        70%
--------------------------------------------------
        5                        60%
--------------------------------------------------
        6                        50%
--------------------------------------------------
        7                        40%
--------------------------------------------------
        8                        30%
--------------------------------------------------
        9+                        0%
--------------------------------------------------


Special guaranteed maximum surrender charges apply in Pennsylvania (see "Appendix B").


MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $25 per month in the first year, $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted proportionately from the cash value in each sub-account and the fixed account when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is $1.50 per year per $1,000. The sales component is $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge proportionally from the cash value in each sub-account of the variable account on a daily basis. The charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. On each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annual basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

  1)   the minimum partial surrender is $500;

  2) partial surrenders may not reduce the specified amount to less than $50,000;

  3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

  4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

  5) after the partial surrender, the policy continues to qualify as life insurance.

Surrender charges are waived for partial surrenders that satisfy the above conditions.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under death benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Partial surrenders will first be deducted from the sub-accounts. Amounts will only be deducted from the fixed account to the extent that there are insufficient values in the sub-accounts. Nationwide reserves the right to deduct a $25 fee from the partial surrender.

Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

  (1)  the value each year of the life insurance protection provided;

  (2)  an amount equal to any employer-paid premiums; or

  (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

  1.   the request must be applied for in writing;

  2.   satisfactory evidence of insurability must be provided;

  3.   the increase must be for a minimum of $10,000;

  4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

  5.   age limits are the same as for a new issue.


Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

  1.   against insurance provided by the most recent increase;

  2.   against the next most recent increases successively; and

  3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

  1. reduce the specified amount to less than $50,000 ($100,000 in Pennsylvania); or

  2.   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT Money Market Fund during the period that a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

 (a)   is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period);


(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and


(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annual rate of 0.80% of the daily net assets of the variable account. On each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more on each anniversary.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.


The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.


TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:


- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

- transfers made to the fixed account may not be made in the first policy year;


- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account. Policy owners who have entered into dollar cost averaging agreements with Nationwide may transfer under the terms of that agreement;

- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value; and

-   transfers among the sub-accounts are limited to once per valuation date.


Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

  - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

  - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

  -    10 days after receiving the policy;
  -    45 days after signing the application; or
  -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value, less any surrender charges, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock

Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The loan interest rate is 6% per year for all policy loans.

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT
While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account; NSAT Government Bond Fund; and NSAT Money Market Fund.


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.


DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations in Appendix C.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

  1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

  2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value" table.


                       APPLICABLE PERCENTAGE OF CASH VALUE
---------------------------------------------------------------------------------------------
ATTAINED AGE   PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
                 CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
---------------------------------------------------------------------------------------------
    0-40            250%            60             130%            80            105%
---------------------------------------------------------------------------------------------
     41             243%            61             128%            81            105%
---------------------------------------------------------------------------------------------
     42             236%            62             126%            82            105%
---------------------------------------------------------------------------------------------
     43             229%            63             124%            83            105%
---------------------------------------------------------------------------------------------
     44             222%            64             122%            84            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     45             215%            65             120%            85            105%
---------------------------------------------------------------------------------------------
     46             209%            66             119%            86            105%
---------------------------------------------------------------------------------------------
     47             203%            67             118%            87            105%
---------------------------------------------------------------------------------------------
     48             197%            68             117%            88            105%
---------------------------------------------------------------------------------------------
     49             191%            69             116%            89            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     50             185%            70             115%            90            105%
---------------------------------------------------------------------------------------------
     51             178%            71             113%            91            104%
---------------------------------------------------------------------------------------------
     52             171%            72             111%            92            103%
---------------------------------------------------------------------------------------------
     53             164%            73             109%            93            102%
---------------------------------------------------------------------------------------------
     54             157%            74             107%            94            101%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     55             150%            75             105%            95            100%
---------------------------------------------------------------------------------------------
     56             146%            76             105%
---------------------------------------------------------------------------------------------
     57             142%            77             105%
---------------------------------------------------------------------------------------------
     58             138%            78             105%
---------------------------------------------------------------------------------------------
     59             134%            79             105%
---------------------------------------------------------------------------------------------


CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted.

The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

  1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

  2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

  3)   is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

FIRST THREE POLICY YEARS

The policies will not lapse during the first three policy years provided that on each monthly anniversary day (1) is greater than or equal to (2), where:

  (1) is the sum of all premiums paid to date, minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

  (2) is the sum of monthly minimum premiums required since the policy date, including the monthly minimum premium for the current monthly anniversary day.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

POLICY YEARS FOUR AND AFTER

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

ALL POLICY YEARS

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

  1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

  2.   providing evidence in insurability satisfactory to Nationwide;

  3. paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated in the first 3 policy years;

  4. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

  5. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

  6. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

  1.   the cash value at the end of the grace period; or

  2. the surrender charge for the policy year in which the policy was reinstated.

Unless otherwise provided, amounts will be allocated based on the fund allocation factors in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code require that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. A total surrender or cancellation of the policy by lapse or the maturity of the policy on its Maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy Indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

  - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

  - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

  - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.


There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES


The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:



-        Nationwide Multi-Flex Variable Account
-        Nationwide VLI Separate Account-2
-        Nationwide VLI Separate Account-3
-        Nationwide VLI Separate Account-4
-        Nationwide VLI Separate Account-5
-        Nationwide Variable Account
-        Nationwide Variable Account-II
-        Nationwide Variable Account-5
-        Nationwide Variable Account-6
-        Nationwide Variable Account-8
-        Nationwide Variable Account-9
-        Nationwide Variable Account-10
-        Nationwide Variable Account-11
-        Nationwide VA Separate Account-A
-        Nationwide VA Separate Account-B
-        Nationwide VA Separate Account-C
-        Nationwide VL Separate Account-A
-        Nationwide VL Separate Account-B
-        Nationwide VL Separate Account-C
-        Nationwide VL Separate Account-D
-        NACo Variable Account
-        Nationwide DC Variable Account; and the
-        Nationwide DCVA II.


Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the General Distributor will not exceed 80% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payments, and will not exceed 1% in policy years 11 and thereafter.


No underwriting commissions have been paid by Nationwide to NISC.

NISC DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                  Chairman of the Board and
One Nationwide Plaza                                                       Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                               Chairman and Chief Executive
One Nationwide Plaza                                                 Officer and Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                  Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                             President
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                             Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                 Executive Vice President -
One Nationwide Plaza                                               Chief Financial Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert J. Woodard                                                Executive Vice President -
One Nationwide Plaza                                               Chief Investment Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                             Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                             Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                     Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                       Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------

                                     NISC

                            DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Duane M. Campbell                                                    Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

  - Nationwide VL Separate Account-A,
  - Nationwide VL Separate Account-B,
  - Nationwide VL Separate Account-C,
  - Nationwide VL Separate Account-D,
  - Nationwide VA Separate Account-A,
  - Nationwide VA Separate Account-B, and
  - Nationwide VA Separate Account-C.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management


Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.



Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. Nationwide Life and Annuity Insurance Company is a wholly-owned subsidiary of Nationwide Life Insurance Company.



Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with Nationwide.

DIRECTORS OF NATIONWIDE
------------------------------------- --------------------------- ----------------------------------------------------
DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
------------------------------------- --------------------------- ----------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------- --------------------------- ----------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
------------------------------------- --------------------------- ----------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------- --------------------------- ----------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
------------------------------------- --------------------------- ----------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
------------------------------------- --------------------------- ----------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
------------------------------------- --------------------------- ----------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
------------------------------------- --------------------------- ----------------------------------------------------

------------------------------------- --------------------------- ----------------------------------------------------
Directors of the Depositor
Name and Principal Business
        Address                          Positions and Offices
                                            With Depositor        Principal Occupation
------------------------------------- --------------------------- ----------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------- --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007
------------------------------------- --------------------------- ----------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
------------------------------------- --------------------------- ----------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------- --------------------------- ----------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
------------------------------------- --------------------------- ----------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------
Nancy C. Thomas                                Director           Co-owner, Thomas Farms (2)
1767D Westwood Avenue
Alliance, OH 44601
------------------------------------- --------------------------- ----------------------------------------------------

(1)      Principal occupation for last 5 years.
(2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Investment Services Corporation, a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President - Chief  Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
Officers of the Depositor                         Offices of the Depositor
Name and Principal Business Address
-------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215

DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.


WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998.

Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.


RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business

Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.


JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.


NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its share only as investment vehicles for variable annuity contracts and variable life insurance products of insurance companies. American Century Variable Portfolios is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP ADVANTAGE
     Investment Objective: Current income and capital growth. The fund will seek to achieve its objective by investing in three types of securities. The fund's investment manager intends to invest approximately: (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming policy owners will receive cash from Nationwide.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital Appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company organized under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), a wholly-owned subsidiary of Nationwide Life Insurance Company.


     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

     AMT BALANCED PORTFOLIO
     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

APPENDIX B:  ILLUSTRATION OF SURRENDER CHARGES

EXAMPLE 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the Policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above (surrender charge per 1000 is 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below (also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount Nationwide deducts as a total surrender charge.



Maximum surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.

                    Initial Specified Amount $50,000-$99,999

-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $7.776               $7.521               $8.369               $7.818
-----------------------------------------------------------------------------------------------------------
          35                   8.817                8.398                9.811                8.891
-----------------------------------------------------------------------------------------------------------
          45                  12.191               11.396               13.887               12.169
-----------------------------------------------------------------------------------------------------------
          55                  15.636               14.011               18.415               15.116
-----------------------------------------------------------------------------------------------------------
          65                  22.295               19.086               26.577               20.641
-----------------------------------------------------------------------------------------------------------


                       Initial Specified Amount $100,000+
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $5.776               $5.521               $6.369               $5.818
-----------------------------------------------------------------------------------------------------------
          35                   6.817                6.398                7.811                6.891
-----------------------------------------------------------------------------------------------------------
          45                   9.691                8.896               11.387                9.669
-----------------------------------------------------------------------------------------------------------
          55                  13.136               11.511               15.915               12.616
-----------------------------------------------------------------------------------------------------------
          65                  21.295               18.086               25.577               19.641
-----------------------------------------------------------------------------------------------------------


                         Reductions to Surrender Charges

------------------------------------------------------------------------------------------------
                           SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED            AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
     POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
------------------------------------------------------------------------------------------------
          0                        100%                   5                        60%
------------------------------------------------------------------------------------------------
          1                        100%                   6                        50%
------------------------------------------------------------------------------------------------
          2                         90%                   7                        40%
------------------------------------------------------------------------------------------------
          3                         80%                   8                        30%
------------------------------------------------------------------------------------------------
          4                         70%                   9+                        0%
------------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years.

The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:

-------------------------------------------------------------------------------------------------------------------
                  SURRENDER CHARGE AS A               SURRENDER CHARGE AS A                   SURRENDER CHARGE AS A
   COMPLETED           % OF INITIAL      COMPLETED        % OF INITIAL        COMPLETED         % OF INITIAL
    POLICY              SURRENDER         POLICY           SURRENDER            POLICY            SURRENDER
     YEARS               CHARGES           YEARS            CHARGES             YEARS             CHARGES
-------------------------------------------------------------------------------------------------------------------
       0                   100%              5                 60%                 10               20%
-------------------------------------------------------------------------------------------------------------------
       1                   100%              6                 50%                 11               15%
-------------------------------------------------------------------------------------------------------------------
       2                    90%              7                 40%                 12               10%
-------------------------------------------------------------------------------------------------------------------
       3                    80%              8                 30%                 13                5%
-------------------------------------------------------------------------------------------------------------------
       4                    70%              9                 25%                 14+               0%
-------------------------------------------------------------------------------------------------------------------

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact Nationwide's home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the variable account, provided the cash surrender value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.80% of the daily net asset value of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.75%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.


Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.60%, 4.40% and 10.40%. On each policy anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70%, and 10.70%, provided the cash surrender value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annual effective rate of 0.80% to an annual effective rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to break point premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes equal to 2.5% of all premium payments.


The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first nine years.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is $25 per month in the first year, $5 per month in renewal years. Current values reflect a current monthly administrative expense charge of $5 in renewal years, and guaranteed values reflect the $7.50 maximum monthly administrative charge under the policy in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

                  ANNUAL                 CASH                        CASH                            CASH
              PREMIUMS PAID     CASH     SURR    DEATH      CASH     SURR     DEATH       CASH       SURR    DEATH
  YEAR            AT 5%         VALUE    VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE      VALUE   BENEFIT
    1          750      788       390        0   50,000       422        0   50,000          454         0   50,000
    2          750    1,614       852      278   50,000       943      369   50,000        1,038       464   50,000
    3          750    2,483     1,296      780   50,000     1,476      959   50,000        1,670     1,154   50,000
    4          750    3,394     1,717    1,258   50,000     2,016    1,557   50,000        2,352     1,893   50,000
    5          750    4,351     2,116    1,714   50,000     2,563    2,161   50,000        3,087     2,686   50,000
    6          750    5,357     2,493    2,149   50,000     3,118    2,774   50,000        3,883     3,539   50,000
    7          750    6,412     2,854    2,567   50,000     3,689    3,402   50,000        4,752     4,465   50,000
    8          750    7,520     3,193    2,964   50,000     4,268    4,039   50,000        5,696     5,467   50,000
    9          750    8,683     3,512    3,340   50,000     4,859    4,687   50,000        6,725     6,553   50,000
   10          750    9,905     3,810    3,810   50,000     5,462    5,462   50,000        7,847     7,847   50,000

   15          750   16,993     4,869    4,869   50,000     8,542    8,542   50,000       15,166    15,166   50,000
   20          750   26,039     4,804    4,804   50,000    11,389   11,389   50,000       26,568    26,568   50,000
   25          750   37,585     2,816    2,816   50,000    13,320   13,320   50,000       46,105    46,105   53,482
   30          750   52,321     (*)      (*)      (*)      13,108   13,108   50,000       78,753    78,753   84,266
   35          750   71,127     (*)      (*)      (*)       7,864    7,864   50,000      132,009   132,009  138,609

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

                  ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID    CASH     SURR    DEATH      CASH     SURR    DEATH       CASH     SURR     DEATH
  YEAR             AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE   BENEFIT     VALUE    VALUE   BENEFIT
    1          750       788      324        0   50,000       354        0   50,000         384       0   50,000
    2          750     1,614      686      112   50,000       767      194   50,000         853     279   50,000
    3          750     2,483    1,024      508   50,000     1,181      665   50,000       1,352     836   50,000
    4          750     3,394    1,338      879   50,000     1,593    1,134   50,000       1,882   1,423   50,000
    5          750     4,351    1,626    1,224   50,000     2,002    1,600   50,000       2,446   2,045   50,000
    6          750     5,357    1,885    1,541   50,000     2,404    2,060   50,000       3,045   2,700   50,000
    7          750     6,412    2,113    1,826   50,000     2,797    2,510   50,000       3,678   3,391   50,000
    8          750     7,520    2,305    2,075   50,000     3,176    2,946   50,000       4,346   4,117   50,000
    9          750     8,683    2,457    2,285   50,000     3,535    3,363   50,000       5,049   4,877   50,000
   10          750     9,905    2,565    2,565   50,000     3,869    3,869   50,000       5,788   5,788   50,000

   15          750    16,993    2,303    2,303   50,000     4,984    4,984   50,000      10,064  10,064   50,000
   20          750    26,039       10       10   50,000     4,283    4,283   50,000      15,406  15,406   50,000
   25          750    37,585    (*)      (*)      (*)       (*)      (*)      (*)        21,991  21,991   50,000
   30          750    52,321    (*)      (*)      (*)       (*)      (*)      (*)        31,046  31,046   50,000
   35          750    71,127    (*)      (*)      (*)       (*)      (*)      (*)        47,647  47,647   50,029

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR     DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE    BENEFIT
    1          750       788      388        0   50,388       420        0   50,420         452       0    50,452
    2          750     1,614      847      273   50,847       937      363   50,937       1,032     458    51,032
    3          750     2,483    1,286      770   51,286     1,464      948   51,464       1,657   1,141    51,657
    4          750     3,394    1,700    1,241   51,700     1,995    1,536   51,995       2,327   1,868    52,327
    5          750     4,351    2,089    1,688   52,089     2,529    2,128   52,529       3,046   2,645    53,046
    6          750     5,357    2,454    2,110   52,454     3,068    2,724   53,068       3,819   3,475    53,819
    7          750     6,412    2,801    2,514   52,801     3,617    3,330   53,617       4,657   4,370    54,657
    8          750     7,520    3,123    2,893   53,123     4,170    3,941   54,170       5,560   5,331    55,560
    9          750     8,683    3,422    3,250   53,422     4,729    4,556   54,729       6,536   6,363    56,536
   10          750     9,905    3,697    3,697   53,697     5,291    5,291   55,291       7,590   7,590    57,590

   15          750    16,993    4,585    4,585   54,585     8,013    8,013   58,013      14,179  14,179    64,179
   20          750    26,039    4,217    4,217   54,217    10,005   10,005   60,005      23,301  23,301    73,301
   25          750    37,585    1,837    1,837   51,837    10,110   10,110   60,110      35,825  35,825    85,825
   30          750    52,321    (*)      (*)      (*)       6,508    6,508   56,508      52,209  52,209   102,209
   35          750    71,127    (*)      (*)      (*)       (*)      (*)       (*)       72,362  72,362   122,362

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR     DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE    BENEFIT

    1          750       788      322        0   50,322       351        0   50,351         381       0   50,381
    2          750     1,614      679      106   50,679       760      187   50,760         845     271   50,845
    3          750     2,483    1,012      495   51,012     1,166      650   51,166       1,335     819   51,335
    4          750     3,394    1,317      858   51,317     1,568    1,109   51,568       1,852   1,393   51,852
    5          750     4,351    1,594    1,192   51,594     1,962    1,560   51,962       2,397   1,995   52,397
    6          750     5,357    1,840    1,495   51,840     2,345    2,001   52,345       2,968   2,624   52,968
    7          750     6,412    2,051    1,764   52,051     2,713    2,426   52,713       3,565   3,278   53,565
    8          750     7,520    2,224    1,994   52,224     3,061    2,831   53,061       4,185   3,956   54,185
    9          750     8,683    2,353    2,181   52,353     3,382    3,209   53,382       4,825   4,653   54,825
   10          750     9,905    2,435    2,435   52,435     3,669    3,669   53,669       5,482   5,482   55,482

   15          750    16,993    2,000    2,000   52,000     4,382    4,382   54,382       8,887   8,887   58,887
   20          750    26,039    (*)      (*)      (*)       2,919    2,919   52,919      11,725  11,725   61,725
   25          750    37,585    (*)      (*)      (*)       (*)      (*)      (*)        11,702  11,702   61,702
   30          750    52,321    (*)      (*)      (*)       (*)      (*)      (*)         3,887   3,887   53,887

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR     DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE    BENEFIT
    1       1,200      1,260      641        0   50,000       693        0   50,000          745        52   50,000
    2       1,200      2,583    1,341      648   50,000     1,487      794   50,000        1,640       947   50,000
    3       1,200      3,972    2,004    1,380   50,000     2,290    1,666   50,000        2,601     1,978   50,000
    4       1,200      5,431    2,628    2,073   50,000     3,099    2,545   50,000        3,633     3,079   50,000
    5       1,200      6,962    3,204    2,719   50,000     3,907    3,421   50,000        4,735     4,250   50,000
    6       1,200      8,570    3,734    3,318   50,000     4,714    4,298   50,000        5,918     5,502   50,000
    7       1,200     10,259    4,211    3,864   50,000     5,514    5,167   50,000        7,183     6,837   50,000
    8       1,200     12,032    4,626    4,349   50,000     6,298    6,021   50,000        8,535     8,258   50,000
    9       1,200     13,893    4,981    4,773   50,000     7,068    6,860   50,000        9,986     9,778   50,000
   10       1,200     15,848    5,267    5,267   50,000     7,816    7,816   50,000       11,544    11,544   50,000

   15       1,200     27,189    5,441    5,441   50,000    11,007   11,007   50,000       21,437    21,437   50,000
   20       1,200     41,663    2,528    2,528   50,000    12,415   12,415   50,000       37,693    37,693   50,000
   25       1,200     60,136    (*)      (*)      (*)       9,624    9,624   50,000       67,597    67,597   70,977
   30       1,200     83,713    (*)      (*)      (*)       (*)      (*)      (*)        115,843   115,843   121,635
   35       1,200    113,804    (*)      (*)      (*)       (*)      (*)      (*)        191,118   191,118   200,674

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR     DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE    BENEFIT
    1        1,200     1,260      437        0   50,000       482        0   50,000         528       0   50,000
    2        1,200     2,583      877      184   50,000       996      303   50,000       1,122     429   50,000
    3        1,200     3,972    1,259      635   50,000     1,480      857   50,000       1,724   1,100   50,000
    4        1,200     5,431    1,577    1,022   50,000     1,928    1,374   50,000       2,331   1,776   50,000
    5        1,200     6,962    1,824    1,339   50,000     2,330    1,845   50,000       2,936   2,451   50,000
    6        1,200     8,570    1,993    1,577   50,000     2,676    2,260   50,000       3,532   3,117   50,000
    7        1,200    10,259    2,077    1,730   50,000     2,956    2,610   50,000       4,113   3,766   50,000
    8        1,200    12,032    2,061    1,783   50,000     3,153    2,876   50,000       4,663   4,386   50,000
    9        1,200    13,893    1,931    1,723   50,000     3,248    3,040   50,000       5,169   4,961   50,000
   10        1,200    15,848    1,674    1,674   50,000     3,223    3,223   50,000       5,615   5,615   50,000

   15        1,200    27,189    (*)      (*)      (*)         433      433   50,000       6,219   6,219   50,000

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR     DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE    BENEFIT
    1       1,200      1,260      635        0   50,635       687        0   50,687         738      45   50,738
    2       1,200      2,583    1,324      631   51,324     1,468      775   51,468       1,619     926   51,619
    3       1,200      3,972    1,971    1,347   51,971     2,252    1,628   52,252       2,557   1,933   52,557
    4       1,200      5,431    2,571    2,016   52,571     3,031    2,477   53,031       3,552   2,997   53,552
    5       1,200      6,962    3,115    2,630   53,115     3,796    3,311   53,796       4,599   4,114   54,599
    6       1,200      8,570    3,606    3,190   53,606     4,548    4,132   54,548       5,704   5,288   55,704
    7       1,200     10,259    4,034    3,687   54,034     5,275    4,929   55,275       6,864   6,517   56,864
    8       1,200     12,032    4,389    4,112   54,389     5,966    5,688   55,966       8,071   7,794   58,071
    9       1,200     13,893    4,674    4,466   54,674     6,618    6,410   56,618       9,331   9,123   59,331
   10       1,200     15,848    4,878    4,878   54,878     7,219    7,219   57,219      10,638  10,638   60,638

   15       1,200     27,189    4,454    4,454   54,454     9,083    9,083   59,083      17,728  17,728   67,728
   20       1,200     41,663      819      819   50,819     7,643    7,643   57,643      24,924  24,924   74,924
   25       1,200     60,136    (*)      (*)      (*)          10       10   50,010      30,272  30,272   80,272
   30       1,200     83,713    (*)      (*)      (*)       (*)      (*)      (*)        28,677  28,677   78,677
   35       1,200    113,804    (*)      (*)      (*)       (*)      (*)      (*)        10,455  10,455   60,455

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR     DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE    BENEFIT
    1        1,200     1,260      428        0   50,428       473        0   50,473         518       0    50,518
    2        1,200     2,583      854      161   50,854       971      278   50,971       1,093     400    51,093
    3        1,200     3,972    1,215      591   51,215     1,430      806   51,430       1,665   1,042    51,665
    4        1,200     5,431    1,505      951   51,505     1,842    1,287   51,842       2,227   1,672    52,227
    5        1,200     6,962    1,718    1,232   51,718     2,196    1,711   52,196       2,768   2,283    52,768
    6        1,200     8,570    1,846    1,430   51,846     2,481    2,065   52,481       3,277   2,861    53,277
    7        1,200    10,259    1,881    1,535   51,881     2,686    2,339   52,686       3,742   3,396    53,742
    8        1,200    12,032    1,812    1,535   51,812     2,791    2,514   52,791       4,143   3,866    54,143
    9        1,200    13,893    1,625    1,418   51,625     2,779    2,571   52,779       4,459   4,251    54,459
   10        1,200    15,848    1,310    1,310   51,310     2,630    2,630   52,630       4,666   4,666    54,666

   15        1,200    27,189    (*)      (*)      (*)       (*)      (*)       (*)        3,121   3,121    53,121

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH        CASH    SURR      DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT      VALUE   VALUE     BENEFIT
    1       1,500      1,575      947       49  100,000     1,016      119   100,000       1,085       188   100,000
    2       1,500      3,229    1,946    1,049  100,000     2,146    1,249   100,000       2,354     1,457   100,000
    3       1,500      4,965    2,910    2,102  100,000     3,304    2,496   100,000       3,732     2,924   100,000
    4       1,500      6,788    3,837    3,119  100,000     4,492    3,774   100,000       5,231     4,513   100,000
    5       1,500      8,703    4,731    4,103  100,000     5,712    5,084   100,000       6,865     6,236   100,000
    6       1,500     10,713    5,591    5,053  100,000     6,967    6,429   100,000       8,648     8,110   100,000
    7       1,500     12,824    6,408    5,960  100,000     8,247    7,799   100,000      10,587    10,139   100,000
    8       1,500     15,040    7,172    6,813  100,000     9,544    9,185   100,000      12,689    12,330   100,000
    9       1,500     17,367    7,884    7,615  100,000    10,860   10,590   100,000      14,972    14,703   100,000
   10       1,500     19,810    8,535    8,535  100,000    12,186   12,186   100,000      17,449    17,449   100,000
   15       1,500     33,986   11,097   11,097  100,000    19,236   19,236   100,000      34,077    34,077   100,000
   20       1,500     52,079   11,897   11,897  100,000    26,675   26,675   100,000      61,418    61,418   100,000
   25       1,500     75,170    9,824    9,824  100,000    34,252   34,252   100,000     107,629   107,629   124,850
   30       1,500    104,641    2,600    2,600  100,000    40,618   40,618   100,000     183,337   183,337   196,171
   35       1,500    142,254    (*)      (*)      (*)      43,504   43,504   100,000     306,923   306,923   322,269

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                           CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH         CASH     SURR    DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT       VALUE    VALUE   BENEFIT
    1       1,500      1,575      899        2  100,000       967       69   100,000       1,035       137  100,000
    2       1,500      3,229    1,819      921  100,000     2,011    1,114   100,000       2,213     1,315  100,000
    3       1,500      4,965    2,697    1,889  100,000     3,074    2,267   100,000       3,484     2,676  100,000
    4       1,500      6,788    3,533    2,815  100,000     4,154    3,436   100,000       4,856     4,138  100,000
    5       1,500      8,703    4,324    3,695  100,000     5,249    4,621   100,000       6,339     5,710  100,000
    6       1,500     10,713    5,066    4,528  100,000     6,357    5,818   100,000       7,938     7,400  100,000
    7       1,500     12,824    5,756    5,307  100,000     7,472    7,023   100,000       9,664     9,215  100,000
    8       1,500     15,040    6,388    6,029  100,000     8,590    8,231   100,000      11,524    11,165  100,000
    9       1,500     17,367    6,956    6,686  100,000     9,705    9,436   100,000      13,527    13,258  100,000
   10       1,500     19,810    7,454    7,454  100,000    10,811   10,811   100,000      15,686    15,686  100,000
   15       1,500     33,986    8,710    8,710  100,000    16,014   16,014   100,000      29,475    29,475  100,000
   20       1,500     52,079    7,002    7,002  100,000    19,761   19,761   100,000      51,117    51,117  100,000
   25       1,500     75,170    (*)      (*)      (*)      19,686   19,686   100,000      87,351    87,351  101,327
   30       1,500    104,641    (*)      (*)      (*)      10,353   10,353   100,000     148,961   148,961  159,388
   35       1,500    142,254    (*)      (*)      (*)       (*)      (*)       (*)       248,996   248,996  261,446

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                           CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH         CASH     SURR    DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT       VALUE    VALUE   BENEFIT
    1       1,500      1,575      943       46  100,943     1,012      115   101,012       1,082       184  101,082
    2       1,500      3,229    1,936    1,039  101,936     2,135    1,237   102,135       2,342     1,444  102,342
    3       1,500      4,965    2,889    2,081  102,889     3,280    2,472   103,280       3,705     2,897  103,705
    4       1,500      6,788    3,802    3,084  103,802     4,450    3,732   104,450       5,181     4,463  105,181
    5       1,500      8,703    4,677    4,048  104,677     5,645    5,017   105,645       6,781     6,153  106,781
    6       1,500     10,713    5,514    4,975  105,514     6,867    6,328   106,867       8,520     7,981  108,520
    7       1,500     12,824    6,302    5,853  106,302     8,105    7,656   108,105      10,397     9,948  110,397
    8       1,500     15,040    7,031    6,672  107,031     9,346    8,987   109,346      12,415    12,056  112,415
    9       1,500     17,367    7,701    7,431  107,701    10,593   10,324   110,593      14,587    14,318  114,587
   10       1,500     19,810    8,302    8,302  108,302    11,832   11,832   111,832      16,919    16,919  116,919

   15       1,500     33,986   10,502   10,502  110,502    18,131   18,131   118,131      32,010    32,010  132,010
   20       1,500     52,079   10,679   10,679  110,679    23,765   23,765   123,765      54,655    54,655  154,655
   25       1,500     75,170    7,694    7,694  107,694    27,344   27,344   127,344      87,716    87,716  187,716
   30       1,500    104,641    (*)      (*)      (*)      25,840   25,840   125,840     134,993   134,993  234,993
   35       1,500    142,254    (*)      (*)      (*)      13,382   13,382   113,382     200,897   200,897  300,897

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                 0.00% HYPOTHETICAL            6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH       CASH     SURR   DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT     VALUE    VALUE  BENEFIT
    1       1,500     1,575       895        0  100,895       963       65   100,963      1,030     133  101,030
    2       1,500     3,229     1,807      910  101,807     1,999    1,101   101,999      2,199   1,301  102,199
    3       1,500     4,965     2,674    1,866  102,674     3,048    2,240   103,048      3,453   2,646  103,453
    4       1,500     6,788     3,493    2,775  103,493     4,107    3,389   104,107      4,800   4,082  104,800
    5       1,500     8,703     4,263    3,635  104,263     5,174    4,546   105,174      6,245   5,617  106,245
    6       1,500    10,713     4,979    4,440  104,979     6,244    5,705   106,244      7,793   7,255  107,793
    7       1,500    12,824     5,636    5,187  105,636     7,310    6,862   107,310      9,448   8,999  109,448
    8       1,500    15,040     6,229    5,870  106,229     8,367    8,008   108,367     11,213  10,854  111,213
    9       1,500    17,367     6,749    6,480  106,749     9,404    9,135   109,404     13,091  12,821  113,091
   10       1,500    19,810     7,192    7,192  107,192    10,414   10,414   110,414     15,085  15,085  115,085

   15       1,500    33,986     8,030    8,030  108,030    14,728   14,728   114,728     26,960  26,960  126,960
   20       1,500    52,079     5,671    5,671  105,671    16,449   16,449   116,449     42,748  42,748  142,748
   25       1,500    75,170    (*)      (*)       (*)      12,410   12,410   112,410     61,581  61,581  161,581
   30       1,500   104,641    (*)      (*)       (*)       (*)     (*)        (*)       80,609  80,609  180,609
   35       1,500   142,254    (*)      (*)       (*)       (*)     (*)        (*)       91,679  91,679  191,679

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                           CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH         CASH     SURR    DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT       VALUE    VALUE   BENEFIT
    1       2,500      2,625    1,533      371  100,000     1,647      485   100,000       1,762       599  100,000
    2       2,500      5,381    3,104    1,941  100,000     3,431    2,268   100,000       3,772     2,609  100,000
    3       2,500      8,275    4,625    3,579  100,000     5,267    4,221   100,000       5,964     4,918  100,000
    4       2,500     11,314    6,078    5,148  100,000     7,141    6,211   100,000       8,341     7,411  100,000
    5       2,500     14,505    7,447    6,633  100,000     9,036    8,222   100,000      10,905    10,091  100,000
    6       2,500     17,855    8,737    8,039  100,000    10,960   10,262   100,000      13,684    12,986  100,000
    7       2,500     21,373    9,943    9,362  100,000    12,910   12,328   100,000      16,699    16,118  100,000
    8       2,500     25,066   11,052   10,587  100,000    14,875   14,410   100,000      19,968    19,503  100,000
    9       2,500     28,945   12,062   11,714  100,000    16,854   16,505   100,000      23,520    23,172  100,000
   10       2,500     33,017   12,980   12,980  100,000    18,857   18,857   100,000      27,400    27,400  100,000
   15       2,500     56,644   15,639   15,639  100,000    28,949   28,949   100,000      53,913    53,913  100,000
   20       2,500     86,798   13,667   13,667  100,000    38,890   38,890   100,000      99,603    99,603  106,575
   25       2,500    125,284    2,976    2,976  100,000    47,071   47,071   100,000     177,258   177,258  186,121
   30       2,500    174,402    (*)      (*)      (*)      50,237   50,237   100,000     301,066   301,066  316,119
   35       2,500    237,091    (*)      (*)      (*)      39,422   39,422   100,000     494,819   494,819  519,560

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                           CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH         CASH     SURR    DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT       VALUE    VALUE   BENEFIT
    1       2,500      2,625    1,360      197  100,000     1,468      306   100,000       1,577       415  100,000
    2       2,500      5,381    2,686    1,523  100,000     2,989    1,826   100,000       3,306     2,144  100,000
    3       2,500      8,275    3,916    2,870  100,000     4,501    3,454   100,000       5,137     4,091  100,000
    4       2,500     11,314    5,045    4,115  100,000     5,996    5,066   100,000       7,076     6,146  100,000
    5       2,500     14,505    6,062    5,248  100,000     7,465    6,651   100,000       9,126     8,312  100,000
    6       2,500     17,855    6,959    6,262  100,000     8,898    8,201   100,000      11,294    10,596  100,000
    7       2,500     21,373    7,726    7,144  100,000    10,284    9,703   100,000      13,585    13,004  100,000
    8       2,500     25,066    8,344    7,879  100,000    11,603   11,138   100,000      16,001    15,536  100,000
    9       2,500     28,945    8,798    8,450  100,000    12,838   12,489   100,000      18,548    18,199  100,000
   10       2,500     33,017    9,070    9,070  100,000    13,969   13,969   100,000      21,233    21,233  100,000
   15       2,500     56,644    7,038    7,038  100,000    17,347   17,347   100,000      37,713    37,713  100,000
   20       2,500     86,798    (*)      (*)      (*)      12,948   12,948   100,000      62,685    62,685  100,000
   25       2,500    125,284    (*)      (*)      (*)       (*)      (*)       (*)       109,554   109,554  115,032
   30       2,500    174,402    (*)      (*)      (*)       (*)      (*)       (*)       189,557   189,557  199,034
   35       2,500    237,091    (*)      (*)      (*)       (*)      (*)       (*)       311,168   311,168  326,727

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                           CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH         CASH     SURR    DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT       VALUE    VALUE   BENEFIT
    1        2,500     2,625    1,521      358  101,521     1,634      471   101,634       1,747       585   101,747
    2        2,500     5,381    3,068    1,905  103,068     3,390    2,228   103,390       3,727     2,565   103,727
    3        2,500     8,275    4,553    3,507  104,553     5,185    4,138   105,185       5,870     4,824   105,870
    4        2,500    11,314    5,957    5,027  105,957     6,995    6,065   106,995       8,168     7,238   108,168
    5        2,500    14,505    7,260    6,446  107,260     8,803    7,989   108,803      10,618     9,804   110,618
    6        2,500    17,855    8,467    7,770  108,467    10,611    9,913   110,611      13,236    12,538   113,236
    7        2,500    21,373    9,572    8,991  109,572    12,410   11,829   112,410      16,032    15,450   116,032
    8        2,500    25,066   10,558   10,093  110,558    14,182   13,717   114,182      19,004    18,539   119,004
    9        2,500    28,945   11,422   11,073  111,422    15,920   15,571   115,920      22,165    21,816   122,165
   10        2,500    33,017   12,169   12,169  112,169    17,625   17,625   117,625      25,537    25,537   125,537
   15        2,500    56,644   13,532   13,532  113,532    24,866   24,866   124,866      46,253    46,253   146,253
   20        2,500    86,798    9,472    9,472  109,472    28,031   28,031   128,031      73,238    73,238   173,238
   25        2,500   125,284    (*)      (*)      (*)      21,690   21,690   121,690     105,789   105,789   205,789
   30        2,500   174,402    (*)      (*)      (*)       (*)      (*)       (*)       139,270   139,270   239,270
   35        2,500   237,091    (*)      (*)      (*)       (*)      (*)       (*)       164,222   164,222   264,222

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES


                                  0.00% HYPOTHETICAL           6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                               GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

  YEAR            ANNUAL                 CASH                        CASH                         CASH
               PREMIUMS PAID     CASH    SURR    DEATH      CASH     SURR    DEATH       CASH     SURR    DEATH
                   AT 5%         VALUE   VALUE  BENEFIT     VALUE    VALUE   BENEFIT     VALUE    VALUE   BENEFIT
    1       2,500      2,625    1,344      182  101,344     1,452      289  101,452      1,560      398   101,560
    2       2,500      5,381    2,642    1,479  102,642     2,940    1,777  102,940      3,252    2,089   103,252
    3       2,500      8,275    3,828    2,782  103,828     4,399    3,353  104,399      5,020    3,974   105,020
    4       2,500     11,314    4,896    3,966  104,896     5,817    4,887  105,817      6,863    5,933   106,863
    5       2,500     14,505    5,834    5,020  105,834     7,180    6,367  107,180      8,773    7,959   108,773
    6       2,500     17,855    6,633    5,935  106,633     8,473    7,776  108,473     10,744   10,047   110,744
    7       2,500     21,373    7,279    6,698  107,279     9,677    9,096  109,677     12,768   12,187   112,768
    8       2,500     25,066    7,755    7,290  107,755    10,768   10,303  110,768     14,826   14,361   114,826
    9       2,500     28,945    8,042    7,693  108,042    11,717   11,368  111,717     16,900   16,552   116,900
   10       2,500     33,017    8,122    8,122  108,122    12,498   12,498  112,498     18,970   18,970   118,970
   15       2,500     56,644    4,867    4,867  104,867    12,881   12,881  112,881     28,508   28,508   128,508
   20       2,500     86,798    (*)      (*)      (*)       3,002    3,002  103,002     32,645   32,645   132,645
   25       2,500    125,284    (*)      (*)      (*)       (*)      (*)      (*)       19,167   19,167   119,167

(1)    ASSUMES NO POLICY LOANS OR PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $12.50 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE ASSUMED RATES, BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 11 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 108 pages.


Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:



1.     Power of Attorney dated April 5, 2000                   Attached hereto.


2.     Resolution of the Depositor's Board of Directors        Included with the Registration  Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VL Separate Account-A (File No. 811-6137),
       adopted                                                 and hereby incorporated herein by reference.


3.     Distribution Contracts                                  Attached hereto.


4.     Form of Security                                        Included with the Registration Statement on Form S-6 for the
                                                               Nationwide VL Separate Account-A (File No. 33-44300), and
                                                               hereby incorporated herein by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the Nationwide VL Separate Account-A (File No. 811-6137), and
                                                               hereby incorporated herein by reference.

6.     Application form of Security                            Included with the Registration Statement on Form S-6 for the
                                                               Nationwide VL Separate Account-A (File No. 33-44300), and
                                                               hereby incorporated herein by reference.

7.     Opinion of Counsel                                      Included with the Registration Statement on Form S-6 for the
                                                               Nationwide VL Separate Account-A (File No. 33-44300), and
                                                               hereby incorporated herein by reference.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999



ASSETS:

   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         175 shares (cost $1,127) ..............................................   $     1,259
      American Century VP - American Century VP Balanced (ACVPBal)
         48,162 shares (cost $351,008) .........................................       375,180
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         7,582 shares (cost $101,183) ..........................................       112,519
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         39,027 shares (cost $271,875) .........................................       312,215
      American Century VP - American Century VP International (ACVPInt)
         411,083 shares (cost $3,388,794) ......................................     5,138,541
      American Century VP - American Century VP Value (ACVPValue)
         301,635 shares (cost $2,038,832) ......................................     1,794,729
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         2,971 shares (cost $109,924) ..........................................       116,063
      Dreyfus Stock Index Fund (DryStkIx)
         373,933 shares (cost $12,127,432) .....................................    14,377,711
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         299,443 shares (cost $11,292,098) .....................................    11,938,808
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         14,855 shares (cost $331,283) .........................................       378,498
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         94,445 shares (cost $2,283,878) .......................................     2,428,169
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         33,903 shares (cost $1,594,701) .......................................     1,862,269
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         115,310 shares (cost $1,305,478) ......................................     1,304,157
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         51,349 shares (cost $998,102) .........................................     1,409,012
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         441,592 shares (cost $7,574,286) ......................................     8,244,519
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         38,780 shares (cost $1,008,431) .......................................     1,130,444
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         62,939 shares (cost $1,402,801) .......................................     1,457,028
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         13,324 shares (cost $91,147) ..........................................        92,067
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         98,715 shares (cost $2,536,420) .......................................     2,537,971

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         450,774 shares (cost $5,072,682) ............................     4,863,855
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         2,004,894 shares (cost $2,004,894) ..........................     2,004,894
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         230,678 shares (cost $2,429,166) ............................     2,242,194
      Nationwide SAT - Small Company Fund (NSATSmCo)
         69,766 shares (cost $1,175,390) .............................     1,543,216
      Nationwide SAT - Total Return Fund (NSATTotRe)
         30,236 shares (cost $562,323) ...............................       568,732
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         840 shares (cost $13,119) ...................................        17,544
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         107,748 shares (cost $2,714,946) ............................     4,015,778
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         675 shares (cost $10,476) ...................................        10,698
      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         378,565 shares (cost $5,040,396) ............................     5,012,199
      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         213,303 shares (cost $4,093,519) ............................     4,189,273
      Oppenheimer VAF - Bond Fund (OppBdFd)
         89,027 shares (cost $1,027,220) .............................     1,025,587
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         37,549 shares (cost $942,600) ...............................     1,254,502
      Oppenheimer VAF - Growth Fund (OppGro)
         56,575 shares (cost $2,276,701) .............................     2,819,702
      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         5 shares (cost $90) .........................................            92
      Strong Opportunity Fund II, Inc. (StOpp2)
         187,909 shares (cost $4,127,659) ............................     4,883,751
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         56,088 shares (cost $706,400) ...............................       918,165
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         120 shares (cost $1,284) ....................................         1,285
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         32,699 shares (cost $384,238) ...............................       466,292
      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         16,123 shares (cost $209,098) ...............................       199,440
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         43,530 shares (cost $618,114) ...............................       726,948
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         135,864 shares (cost $2,061,671) ............................     3,559,640
                                                                         -----------
            Total assets .............................................    95,334,946

ACCOUNTS PAYABLE .....................................................        16,443
                                                                         -----------

CONTRACT OWNERS' EQUITY (NOTE 7) .....................................   $95,318,503
                                                                         ===========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                        Total                                               ACVPAdv
                                       ---------------------------------------------       -------------------------------------
                                               1999            1998            1997            1999            1998         1997
                                       ------------      ----------         -------           -----         -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $  1,543,056         646,514           8,040             259           9,771        5,992
  Mortality and expense charges
     (note 3) ......................       (467,727)       (151,794)           (795)            (28)            (71)        (645)
                                       ------------      ----------         -------           -----         -------      -------
     Net investment activity .......      1,075,329         494,720           7,245             231           9,700        5,347
                                       ------------      ----------         -------           -----         -------      -------
  Proceeds from mutual fund
     shares sold ...................     60,541,280      35,415,399          33,699         517,544           1,525          377
  Cost of mutual funds sold ........    (57,895,551)    (35,903,585)        (28,831)       (387,125)         (1,311)        (315)
                                       ------------      ----------         -------           -----         -------      -------
     Realized gain (loss)
       on investments ..............      2,645,729        (488,186)          4,868         130,419             214           62
  Change in unrealized gain (loss)
     on investments ................      7,719,292       3,222,056          29,307        (120,040)         27,703       22,147
                                       ------------      ----------         -------           -----         -------      -------
     Net gain (loss) on investments      10,365,021       2,733,870          34,175          10,379          27,917       22,209
                                       ------------      ----------         -------           -----         -------      -------
  Reinvested capital gains .........      1,809,923         149,622          23,407             616          36,765       21,011
                                       ------------      ----------         -------           -----         -------      -------
       Net change in contract
          owners' equity resulting
          from operations ..........     13,250,273       3,378,212          64,827          11,226          74,382       48,567
                                       ------------      ----------         -------           -----         -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............     38,247,054      47,374,274          14,070             194           1,158        2,047
  Transfers between funds ..........           --              --              --              --              --           --
  Surrenders .......................     (2,523,443)        (18,421)        (23,075)       (517,336)           --           --
  Death benefits (note 4) ..........           --           (25,069)           --              --              --           --
  Policy loans (net of repayments)
     (note 5) ......................         (2,095)         (9,541)         13,620            --              --           --
  Deductions for surrender charges
     (note 2d) .....................         (1,788)           --            (4,334)             (7)           --           --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............     (3,028,552)     (1,853,909)         (8,935)           (262)         (1,563)        --
                                       ------------      ----------         -------           -----         -------      -------
       Net equity transactions .....     32,691,176      45,467,334          (8,654)       (517,411)           (405)       2,047
                                       ------------      ----------         -------           -----         -------      -------
Net change in contract owners' equity    45,941,449      48,845,546          56,173        (506,185)         73,977       50,614
Contract owners' equity
  beginning of period ..............     49,377,054         531,508         475,335         507,448         433,471      382,857
                                       ------------      ----------         -------           -----         -------      -------
Contract owners' equity end of period  $ 95,318,503      49,377,054         531,508           1,263         507,448      433,471
                                       ============      ==========         =======           =====         =======      =======

                                                    ACVPBal
                                       -------------------------------
                                          1999            1998    1997
                                       -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends .............     3,300            --      --
  Mortality and expense charges
     (note 3) ......................    (1,866)           (923)   --
                                       -------         -------
     Net investment activity .......     1,434            (923)   --
                                       -------         -------
  Proceeds from mutual fund
     shares sold ...................   102,236          96,716    --
  Cost of mutual funds sold ........  (100,010)        (93,298)   --
                                       -------         -------
     Realized gain (loss)
       on investments ..............     2,226           3,418    --
  Change in unrealized gain (loss)
     on investments ................     8,524          15,647    --
                                       -------         -------
     Net gain (loss) on investments     10,750          19,065    --
                                       -------         -------
  Reinvested capital gains .........    22,770            --      --
                                       -------         -------
       Net change in contract
          owners' equity resulting
          from operations ..........    34,954          18,142    --
                                       -------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............   220,936         267,848    --
  Transfers between funds ..........   (87,225)        (55,648)   --
  Surrenders .......................      --              --      --
  Death benefits (note 4) ..........      --              --      --
  Policy loans (net of repayments)
     (note 5) ......................      --              --      --
  Deductions for surrender charges
     (note 2d) .....................      --              --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............   (12,365)        (11,523)   --
                                       -------         -------
       Net equity transactions .....   121,346         200,677    --
                                       -------         -------
Net change in contract owners' equity  156,300         218,819    --
Contract owners' equity
  beginning of period ..............   218,819            --      --
                                       -------         -------
Contract owners' equity end of period  375,119         218,819    --
                                       =======         =======

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997



                                                   ACVPCapAp                      ACVPIncGr                     ACVPInt
                                       -------------------------------  ----------------------    -------------------------------
                                          1999          1998    1997       1999    1998   1997         1999          1998    1997
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
INVESTMENT ACTIVITY:
  Reinvested dividends ................$     --          --       --           2    --     --           --            --      --
  Mortality and expense charges
     (note 3) .........................      (117)       (422)   --       (1,162)   --     --        (12,097)         (134)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
     Net investment activity ..........      (117)       (422)   --       (1,160)   --     --        (12,097)         (134)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
  Proceeds from mutual fund
     shares sold ......................   135,273     279,714    --       32,615    --     --        174,880       126,140    --
  Cost of mutual funds sold ...........  (125,379)   (276,016)   --      (30,090)   --     --       (151,346)     (131,696)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
     Realized gain (loss)
       on investments .................     9,894       3,698    --        2,525    --     --         23,534        (5,556)   --
  Change in unrealized gain (loss)
     on investments ...................    (3,922)     15,258    --       40,340    --     --      1,744,161         5,586    --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
     Net gain (loss) on investments ...     5,972      18,956    --       42,865    --     --      1,767,695            30    --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
  Reinvested capital gains ............      --           130    --         --      --     --           --            --      --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
       Net change in contract
          owners' equity resulting
          from operations .............     5,855      18,664    --       41,705    --     --      1,755,598          (104)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................    29,308     336,228    --      260,281    --     --        193,929        24,566    --
  Transfers between funds .............   (46,988)   (223,889)   --       16,645    --     --      3,176,046        34,693    --
  Surrenders ..........................      --          --      --         --      --     --           --            --      --
  Death benefits (note 4) .............      --          --      --         --      --     --           --            (550)   --
  Policy loans (net of repayments)
     (note 5) .........................      --          --      --         --      --     --           --            --      --
  Deductions for surrender charges
     (note 2d) ........................      --          --      --         --      --     --           --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ................    (1,564)     (5,109)   --       (6,446)   --     --        (43,651)       (1,674)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
       Net equity transactions ........   (19,244)    107,230    --      270,480    --     --      3,326,324        57,035    --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
Net change in contract owners' equity..   (13,389)    125,894    --      312,185    --     --      5,081,922        56,931    --
Contract owners' equity
  beginning of period .................   125,894        --      --         --      --     --         56,931          --      --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
Contract owners' equity end of period..$  112,505     125,894    --      312,185    --     --      5,138,853        56,931    --
                                       ==========     =======  =======  ========  ====== ======   ==========       =======  =====


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                  ACVPValue                   DrySRGro                         DryStkIx
                                       ---------------------------    ------------------------     -------------------------------
                                          1999         1998   1997      1999     1998    1997        1999            1998    1997
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $     1,140        16    --         14       484    --         119,373         50,776    --
  Mortality and expense charges
     (note 3) ......................        (6,307)     (294)   --     (2,333)     (754)   --         (60,870)       (18,196)   --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
     Net investment activity .......        (5,167)     (278)   --     (2,319)     (270)   --          58,503         32,580    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
  Proceeds from mutual fund
     shares sold ...................       248,387     6,438    --    964,522     6,526    --       2,420,771        435,823    --
  Cost of mutual funds sold ........      (269,793)   (7,114)   --   (855,935)   (6,519)   --      (2,055,892)      (441,804)   --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
     Realized gain (loss)
       on investments ..............       (21,406)     (676)   --    108,587         7    --         364,879         (5,981)   --
  Change in unrealized gain (loss)
     on investments ................      (245,409)    1,306    --    (30,786)   36,926    --       1,474,439        775,840    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
     Net gain (loss) on investments       (266,815)      630    --     77,801    36,933    --       1,839,318        769,859    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
  Reinvested capital gains .........        10,801       184    --      3,864    10,865    --         107,483          9,613    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ..........      (261,181)      536    --     79,346    47,528    --       2,005,304        812,052    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............        47,204   114,633    --    294,591   179,953    --       3,585,926      2,697,202    --
  Transfers between funds ..........     1,931,098    (6,576)   --   (548,749)   98,530    --       2,458,300      3,507,438    --
  Surrenders .......................          --        --      --       --        --      --            --             --      --
  Death benefits (note 4) ..........          --        --      --       --        --      --            --             --      --
  Policy loans (net of repayments)
     (note 5) ......................          --        --      --       --        --      --            --             --      --
  Deductions for surrender charges
     (note 2d) .....................          --        --      --       --        --      --            --             --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............       (26,242)   (4,585)   --    (24,003)  (10,961)   --        (465,958)      (226,241)   --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
       Net equity transactions .....     1,952,060   103,472    --   (278,161)  267,522    --       5,578,268      5,978,399    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
Net change in contract owners' equity    1,690,879   104,008    --   (198,815)  315,050    --       7,583,572      6,790,451    --
Contract owners' equity
  beginning of period ..............       104,008      --      --    315,050      --      --       6,790,451           --      --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
Contract owners' equity end of period  $ 1,794,887   104,008    --    116,235   315,050    --      14,374,023      6,790,451    --
                                       ===========   =======  ====    =======   =======  =====     ==========      =========  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                   DryCapAp                    DryGrInc                         FidVIPEI
                                       -----------------------------    ------------------------    -----------------------------
                                           1999         1998    1997      1999      1998    1997       1999         1998    1997
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $     65,571     17,678    --       2,658     1,650    --       47,473         --      --
  Mortality and expense charges
     (note 3) ......................        (50,548)    (8,408)   --      (2,473)     (866)   --      (17,689)      (7,345)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
     Net investment activity .......         15,023      9,270    --         185       784    --       29,784       (7,345)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
  Proceeds from mutual fund
     shares sold ...................      2,170,840     56,858    --     258,487     5,500    --    2,069,120      873,277    --
  Cost of mutual funds sold ........     (1,803,486)   (58,027)   --    (221,590)   (6,178)   --   (1,874,177)    (900,730)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
     Realized gain (loss)
       on investments ..............        367,354     (1,169)   --      36,897      (678)   --      194,943      (27,453)   --
  Change in unrealized gain (loss)
     on investments ................        295,554    351,157    --      10,416    36,799    --     (146,379)     290,670    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
     Net gain (loss) on investments         662,908    349,988    --      47,313    36,121    --       48,564      263,217    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
  Reinvested capital gains .........         44,050          2    --      11,459        96    --      104,940         --      --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
       Net change in contract
          owners' equity resulting
          from operations ..........        721,981    359,260    --      58,957    37,001    --      183,288      255,872    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............        474,775  1,389,597    --     150,957   339,972    --    1,092,111    1,561,165    --
  Transfers between funds ..........      7,806,115  1,576,343    --    (169,895)   (1,551)   --   (1,815,409)   1,354,321    --
  Surrenders .......................           --         --      --        --        --      --         --           --      --
  Death benefits (note 4) ..........           --         --      --        --        --      --         --         (3,754)   --
  Policy loans (net of repayments)
     (note 5) ......................           --         --      --        --        --      --         --           --      --
  Deductions for surrender charges
     (note 2d) .....................           --         --      --        --        --      --         --           --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............       (335,284)   (55,062)   --     (24,688)  (12,302)   --     (122,693)     (77,610)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
       Net equity transactions .....      7,945,606  2,910,878    --     (43,626)  326,119    --     (845,991)   2,834,122    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
Net change in contract owners' equity     8,667,587  3,270,138    --      15,331   363,120    --     (662,703)   3,089,994    --
Contract owners' equity
  beginning of period ..............      3,270,138       --      --     363,120      --      --    3,089,994         --      --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
Contract owners' equity end of period  $ 11,937,725  3,270,138    --     378,451   363,120    --    2,427,291    3,089,994    --
                                       ============  =========  ====    ========  ========  ====    =========    =========  =====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                    FidVIPGr                    FidVIPHI                         FidVIPOv
                                         -----------------------------  ------------------------------   -------------------------
                                            1999        1998     1997     1999            1998    1997     1999       1998    1997
                                         -----------  --------  ------  ---------        -------  ----   ---------   -------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       367       217     249     46,952           --      --      13,167      --      --
  Mortality and expense charges
     (note 3) ........................        (5,323)     (827)    (65)    (5,745)        (1,101)   --      (6,984)   (2,118)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
     Net investment activity .........        (4,956)     (610)    184     41,207         (1,101)   --       6,183    (2,118)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
  Proceeds from mutual fund
     shares sold .....................       807,316    40,958   9,806    803,286      1,614,239    --     471,599     8,873    --
  Cost of mutual funds sold ..........      (698,481)  (28,248) (6,287)  (787,262)    (1,742,660)   --    (425,114)   (9,390)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
     Realized gain (loss)
       on investments ................       108,835    12,710   3,519     16,024       (128,421)   --      46,485      (517)   --
  Change in unrealized gain (loss)
     on investments ..................       235,430    18,980   3,665    (22,830)        21,509    --     367,565    43,345    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
     Net gain (loss) on investments ..       344,265    31,690   7,184     (6,806)      (106,912)   --     414,050    42,828    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
  Reinvested capital gains ...........        23,057     5,679   1,112      1,755           --      --      21,237      --      --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
       Net change in contract
          owners' equity resulting
          from operations ............       362,366    36,759   8,480     36,156       (108,013)   --     441,470    40,710    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       694,339    90,635   3,392    757,509        371,525    --     184,473   555,121    --
  Transfers between funds ............       686,483    31,354    (117)   144,079        209,922    --      (9,242)  249,878    --
  Surrenders .........................       (34,268)     --   (10,177)   (36,906)          --      --        --        --      --
  Death benefits (note 4) ............          --        --      --         --           (3,869)   --        --        --      --
  Policy loans (net of repayments)
     (note 5) ........................        (2,372)      546   3,798       --             --      --        --        --      --
  Deductions for surrender charges
     (note 2d) .......................           (30)     --    (1,911)       (33)          --      --        --        --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (37,486)   (9,764) (1,302)   (43,657)       (22,819)   --     (38,401)  (14,893)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
       Net equity transactions .......     1,306,666   112,771  (6,317)   820,992        554,759    --     136,830   790,106    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
Net change in contract owners' equity.     1,669,032   149,530   2,163    857,148        446,746    --     578,300   830,816    --
Contract owners' equity
  beginning of period ................       192,030    42,500  40,337    446,746           --      --     830,816      --      --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
Contract owners' equity end of period.   $ 1,861,062   192,030  42,500  1,303,894        446,746    --   1,409,116   830,816    --
                                         ===========  ========  ======  =========        =======   ===   =========   =======  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                      FidVIPAM                     FidVIPCon
                                         --------------------------------   ------------------------------
                                            1999             1998    1997      1999         1998     1997
                                         -----------      ---------  ----   --------     --------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $   135,270           --      --       1,715       --         --
  Mortality and expense charges
     (note 3) ........................       (37,937)        (9,891)   --      (4,153)       (834)     --
                                         -----------      ---------  ----   ------------------------------
     Net investment activity .........        97,333         (9,891)   --      (2,438)       (834)     --
                                         -----------      ---------  ----   ------------------------------
  Proceeds from mutual fund
     shares sold .....................     1,068,648        163,186    --     585,641      11,580      --
  Cost of mutual funds sold ..........    (1,054,965)      (167,191)   --    (498,073)    (11,300)     --
                                         -----------      ---------  ----   ------------------------------
     Realized gain (loss)
       on investments ................        13,683         (4,005)   --      87,568         280      --
  Change in unrealized gain (loss)
     on investments ..................       375,064        295,169    --      77,538      44,475      --
                                         -----------      ---------  ----   ------------------------------
     Net gain (loss) on investments ..       388,747        291,164    --     165,106      44,755      --
                                         -----------      ---------  ----   ------------------------------
  Reinvested capital gains ...........       171,342           --      --      12,574       --         --
                                         -----------      ---------  ----   ------------------------------
       Net change in contract
          owners' equity resulting
          from operations ............       657,422        281,273    --     175,242      43,921      --
                                         -----------      ---------  ----   ------------------------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       730,093      1,469,777    --    356,418      227,675      --
  Transfers between funds ............     3,357,493      2,083,152    --    333,223       54,742      --
  Surrenders .........................          --             --      --    (20,198)          --      --
  Death benefits (note 4) ............          --             --      --        --            --      --
  Policy loans (net of repayments)
     (note 5) ........................          --             --      --        --            --      --
  Deductions for surrender charges
     (note 2d) .......................          --             --      --         (18)         --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (253,196)       (82,694)   --     (31,743)     (8,890)     --
                                         -----------      ---------  ----   ------------------------------
       Net equity transactions .......     3,834,390      3,470,235    --     637,682     273,527      --
                                         -----------      ---------  ----   ------------------------------
Net change in contract owners' equity.     4,491,812      3,751,508    --     812,924     317,448      --
Contract owners' equity
  beginning of period ................     3,751,508           --      --     317,448          --      --
                                         -----------      ---------  ----   ------------------------------
Contract owners' equity end of period.   $ 8,243,320      3,751,508    --   1,130,372     317,448      --
                                         ===========      =========  ====   =========     =======   ======

                                                      FidVIPGrOp
                                         --------------------------------
                                            1999            1998     1997
                                         -----------     ---------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    19,957         --        --
  Mortality and expense charges
     (note 3) ........................        (9,542)      (4,084)     --
                                         -----------    ---------    ----
     Net investment activity .........        10,415       (4,084)     --
                                         -----------    ---------    ----
  Proceeds from mutual fund
     shares sold .....................     1,576,669        8,736      --
  Cost of mutual funds sold ..........    (1,383,912)      (8,768)     --
                                         -----------    ---------    ----
     Realized gain (loss)
       on investments ................       192,757          (32)     --
  Change in unrealized gain (loss)
     on investments ..................      (162,857)     217,085      --
                                         -----------    ---------    ----
     Net gain (loss) on investments ..        29,900      217,053      --
                                         -----------    ---------    ----
  Reinvested capital gains ...........        37,311         --        --
                                         -----------    ---------    ----
       Net change in contract
          owners' equity resulting
          from operations ............        77,626      212,969      --
                                         -----------    ---------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       313,176      496,204      --
  Transfers between funds ............     (568,944)    1,030,094      --
  Surrenders .........................      (19,041)        --         --
  Death benefits (note 4) ............         --           --         --
  Policy loans (net of repayments)
     (note 5) ........................         --           --         --
  Deductions for surrender charges
     (note 2d) .......................          (17)        --         --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (58,419)      (26,971)     --
                                         -----------    ---------    ----
       Net equity transactions .......     (333,245)    1,499,327      --
                                         -----------    ---------    ----
Net change in contract owners' equity.     (255,619)    1,712,296      --
Contract owners' equity
  beginning of period ................    1,712,296         --         --
                                         -----------    ---------    ----
Contract owners' equity end of period.   $1,456,677     1,712,296      --
                                         ===========    =========    ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                                 MSEmMkt                                NSATCapAp
                                                   ----------------------------------      -------------------------------------
                                                     1999          1998         1997         1999          1998            1997
                                                   --------      --------      ------      ---------     ---------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $   10,875         4,872          --         15,503         9,739            37
  Mortality and expense charges
     (note 3) ................................         (405)         (120)         --        (14,315)       (6,021)           (8)
                                                   --------      --------      ------      ---------     ---------        ------
     Net investment activity .................       10,470         4,752          --          1,188         3,718            29
                                                   --------      --------      ------      ---------     ---------        ------
  Proceeds from mutual fund
     shares sold .............................        8,573         6,713          --      1,356,673       212,711            97
  Cost of mutual funds sold ..................      (12,762)       (7,026)         --     (1,229,825)     (219,787)          (55)
                                                   --------      --------      ------      ---------     ---------        ------
     Realized gain (loss)
       on investments ........................       (4,189)         (313)         --        126,848        (7,076)           42
  Change in unrealized gain (loss)
     on investments ..........................       12,256       (11,337)         --       (201,392)      202,050           472
                                                   --------      --------      ------      ---------     ---------        ------
     Net gain (loss) on investments ..........        8,067       (11,650)         --        (74,544)      194,974           514
                                                   --------      --------      ------      ---------     ---------        ------
  Reinvested capital gains ...................         --            --            --        164,424        62,464           192
                                                   --------      --------      ------      ---------     ---------        ------
       Net change in contract
          owners' equity resulting
          from operations ....................       18,537        (6,898)         --         91,068       261,156           735
                                                   --------      --------      ------      ---------     ---------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       11,947        56,550          --        941,252       378,599           181
  Transfers between funds ....................       19,283        (2,968)         --       (626,887)    1,683,884         6,557
  Surrenders .................................         --            --            --           --            --            --
  Death benefits (note 4) ....................         --            --            --           --            --            --
  Policy loans (net of repayments)
     (note 5) ................................         --            --            --            127        (5,169)           38
  Deductions for surrender charges
     (note 2d) ...............................         --            --            --           --            --            --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .......................       (2,618)       (1,770)         --       (123,973)      (72,485)         --
                                                   --------      --------      ------      ---------     ---------        ------
       Net equity transactions ...............       28,612        51,812          --        190,519     1,984,829         6,776
                                                   --------      --------      ------      ---------     ---------        ------
Net change in contract owners' equity ........       47,149        44,914          --        281,587     2,245,985         7,511
Contract owners' equity
  beginning of period ........................       44,914          --            --      2,255,024         9,039         1,528
                                                   --------      --------      ------      ---------     ---------        ------
Contract owners' equity end of period.........   $   92,063        44,914          --      2,536,611     2,255,024         9,039
                                                   ========      ========      ======      =========     =========        ======


                                                                NSATGvtBd
                                                  --------------------------------------
                                                    1999          1998            1997
                                                  ---------     ---------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................      196,567        37,511           827
  Mortality and expense charges
     (note 3) ................................      (19,276)       (3,182)          (25)
                                                  ---------     ---------        ------
     Net investment activity .................      177,291        34,329           802
                                                  ---------     ---------        ------
  Proceeds from mutual fund
     shares sold .............................      862,487     1,076,570         7,321
  Cost of mutual funds sold ..................     (888,607)   (1,071,059)       (6,800)
                                                  ---------     ---------        ------
     Realized gain (loss)
       on investments ........................      (26,120)        5,511           521
  Change in unrealized gain (loss)
     on investments ..........................     (209,750)          433           (59)
     Net gain (loss) on investments ..........     (235,870)        5,944           462
                                                  ---------     ---------        ------
  Reinvested capital gains ...................        9,251         5,369          --
                                                  ---------     ---------        ------
       Net change in contract
          owners' equity resulting
          from operations ....................      (49,328)       45,642         1,264
                                                  ---------     ---------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................      659,788       437,723         2,913
  Transfers between funds ....................    3,231,179       685,162          (592)
  Surrenders .................................       (5,818)         --          (7,742)
  Death benefits (note 4) ....................         --          (4,142)         --
  Policy loans (net of repayments)
     (note 5) ................................         --            --           3,686
  Deductions for surrender charges
     (note 2d) ...............................           (5)         --          (1,454)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .......................      (99,940)      (50,895)       (1,414)
                                                  ---------     ---------        ------
       Net equity transactions ...............    3,785,204     1,067,848        (4,603)
                                                  ---------     ---------        ------
Net change in contract owners' equity ........    3,735,876     1,113,490        (3,339)
Contract owners' equity
  beginning of period ........................    1,127,565        14,075        17,414
                                                  ---------     ---------        ------
Contract owners' equity end of period.........    4,863,441     1,127,565        14,075
                                                  =========     =========        ======

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                         NSATMyMkt                    NSATSmCapV                 NSATSmCo
                                         ------------------------------------  ----------------------   -------------------------
                                             1999            1998        1997    1999     1998   1997      1999      1998    1997
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    600,938       504,998       547       --      --     --        --        --      --
  Mortality and expense charges
     (note 3) ........................        (77,474)      (51,084)       (9)    (6,397)   --     --      (4,634)     (667)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
     Net investment activity .........        523,464       453,914       538     (6,397)   --     --      (4,634)     (667)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
  Proceeds from mutual fund
     shares sold .....................     32,567,550    26,194,791    11,959     35,459    --     --     112,644   541,453    --
  Cost of mutual funds sold ..........    (32,567,550)  (26,194,791)  (11,959)   (35,445)   --     --     (99,242) (577,428)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
     Realized gain (loss)
       on investments ................           --            --        --           14    --     --      13,402   (35,975)   --
  Change in unrealized gain (loss)
     on investments ..................           --            --        --     (186,972)   --     --     354,570    13,257    --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
     Net gain (loss) on investments ..           --            --        --     (186,958)   --     --     367,972   (22,718)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
  Reinvested capital gains ...........           --            --        --      319,121    --     --      59,588      --      --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
       Net change in contract
          owners' equity resulting
          from operations ............        523,464       453,914       538    125,766    --     --     422,926   (23,385)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     21,641,752    31,739,658       482     64,122    --     --      87,151    64,219    --
  Transfers between funds ............    (28,428,363)  (20,876,682)  (10,338) 2,075,006    --     --     846,022   179,980    --
  Surrenders .........................     (1,702,126)      (18,421)     --         --      --     --        --        --      --
  Death benefits (note 4) ............           --            --        --         --      --     --        --      (2,309)   --
  Policy loans (net of repayments)
     (note 5) ........................           --            --       2,385       --      --     --        --        --      --
  Deductions for surrender charges
     (note 2d) .......................         (1,512)         --        --         --      --     --        --        --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (503,747)     (826,847)   (2,144)   (22,728)   --     --     (21,028)  (10,293)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
       Net equity transactions .......     (8,993,996)   10,017,708    (9,615) 2,116,400    --     --     912,145   231,597    --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
Net change in contract owners' equity.     (8,470,532)   10,471,622    (9,077) 2,242,166    --     --   1,335,071   208,212    --
Contract owners' equity
  beginning of period ................     10,472,744         1,122    10,199       --      --     --     208,212      --      --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
Contract owners' equity end of period.   $  2,002,212    10,472,744     1,122  2,242,166    --     --   1,543,283   208,212    --
                                         ============    ==========     =====  =========  ====   ====   =========   =======  ====


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                           NSATTotRe                                NBAMTBal
                                         --------------------------------------         ---------------------------------
                                             1999          1998          1997          1999          1998          1997
                                         ----------       -------        ------        ------        ------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    2,824         1,289           213           213           266           175
  Mortality and expense charges
     (note 3) ........................       (2,352)         (663)          (25)         (105)         (101)          (18)
                                         ----------       -------        ------        ------        ------        ------
     Net investment activity .........          472           626           188           108           165           157
                                         ----------       -------        ------        ------        ------        ------
  Proceeds from mutual fund
     shares sold .....................       93,963       899,768           955           895           746         3,184
  Cost of mutual funds sold ..........      (85,579)     (917,792)         (635)         (799)         (705)       (2,780)
                                         ----------       -------        ------        ------        ------        ------
     Realized gain (loss)
       on investments ................        8,384       (18,024)          320            96            41           404
  Change in unrealized gain (loss)
     on investments ..................       (2,352)        4,285         2,249         3,758          (667)          833
                                         ----------       -------        ------        ------        ------        ------
     Net gain (loss) on investments ..        6,032       (13,739)        2,569         3,854          (626)        1,237
                                         ----------       -------        ------        ------        ------        ------
  Reinvested capital gains ...........       20,383         7,210           642           316         1,868           450
                                         ----------       -------        ------        ------        ------        ------
       Net change in contract
          owners' equity resulting
          from operations ............       26,887        (5,903)        3,399         4,278         1,407         1,844
                                         ----------       -------        ------        ------        ------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      191,756        53,247         3,373         1,603           962         1,682
  Transfers between funds ............      184,421       140,892         5,847          --            --          (1,357)
  Surrenders .........................         --            --            --            --            --          (5,156)
  Death benefits (note 4) ............         --          (3,805)         --            --            --            --
  Policy loans (net of repayments)
     (note 5) ........................          149        (4,918)           10             1          --           3,703
  Deductions for surrender charges
     (note 2d) .......................         --            --            --            --            --            (969)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (19,807)      (14,505)       (3,914)       (1,104)         (702)         (161)
                                         ----------       -------        ------        ------        ------        ------
       Net equity transactions .......      356,519       170,911         5,316           500           260        (2,258)
                                         ----------       -------        ------        ------        ------        ------
Net change in contract owners' equity.      383,406       165,008         8,715         4,778         1,667          (414)
Contract owners' equity
  beginning of period ................      185,223        20,215        11,500        12,753        11,086        11,500
                                         ----------       -------        ------        ------        ------        ------
Contract owners' equity end of period.   $  568,629       185,223        20,215        17,531        12,753        11,086
                                         ==========       =======        ======        ======        ======        ======


                                                       NBAMTGro
                                              ---------------------------
                                             1999          1998    1997
                                          ---------        ------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............         --            --      --
  Mortality and expense charges
     (note 3) ........................       (9,391)         (213)   --
                                          ---------        ------   ----
     Net investment activity .........       (9,391)         (213)   --
                                          ---------        ------   ----
  Proceeds from mutual fund
     shares sold .....................      110,523       451,671    --
  Cost of mutual funds sold ..........      (94,740)     (589,586)   --
                                          ---------        ------   ----
     Realized gain (loss)
       on investments ................       15,783      (137,915)   --
  Change in unrealized gain (loss)
     on investments ..................    1,286,265        14,568    --
                                          ---------        ------   ----
     Net gain (loss) on investments ..    1,302,048      (123,347)   --
                                          ---------        ------   ----
  Reinvested capital gains ...........        6,121          --      --
                                          ---------        ------   ----
       Net change in contract
          owners' equity resulting
          from operations ............    1,298,778      (123,560)   --
                                          ---------        ------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      143,803       179,067    --
  Transfers between funds ............    2,534,470        39,299    --
  Surrenders .........................         --            --      --
  Death benefits (note 4) ............         --            --      --
  Policy loans (net of repayments)
     (note 5) ........................         --            --      --
  Deductions for surrender charges
     (note 2d) .......................         --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (49,243)       (6,812)   --
                                          ---------        ------   ----
       Net equity transactions .......    2,629,030       211,554    --
                                          ---------        ------   ----
Net change in contract owners' equity.    3,927,808        87,994    --
Contract owners' equity
  beginning of period ................       87,994          --      --
                                          ---------        ------   ----
Contract owners' equity end of period.    4,015,802        87,994    --
                                          =========        ======   ====


NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                 NBAMTGuard                   NBAMTLMat                       NBAMTPart
                                         -----------------------   -----------------------------    -----------------------------
                                            1999     1998   1997     1999          1998     1997      1999          1998    1997
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       11    --     --     131,900          --      --       35,979            96    --
  Mortality and expense charges
     (note 3) ........................          (49)   --     --     (23,583)       (6,625)   --      (22,411)       (7,845)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
     Net investment activity .........          (38)   --     --     108,317        (6,625)   --       13,568        (7,749)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
  Proceeds from mutual fund
     shares sold .....................       96,827    --     --     503,526       600,881    --    2,594,674       502,461    --
  Cost of mutual funds sold ..........      (94,341)   --     --    (511,042)     (594,456)   --   (2,433,926)     (576,869)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
     Realized gain (loss)
       on investments ................        2,486    --     --      (7,516)        6,425    --      160,748       (74,408)   --
  Change in unrealized gain (loss)
     on investments ..................          222    --     --     (66,054)       37,857    --      (54,411)      150,166    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
     Net gain (loss) on investments ..        2,708    --     --     (73,570)       44,282    --      106,337        75,758    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
  Reinvested capital gains ...........         --      --     --        --            --      --       62,571         3,026    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............        2,670    --     --      34,747        37,657    --      182,476        71,035    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       94,073    --     --   1,274,019     1,297,068    --      862,570       167,059    --
  Transfers between funds ............      (82,703)   --     --   1,902,713       777,381    --      200,005     2,868,038    --
  Surrenders .........................       (3,047)   --     --     (36,301)         --      --         --            --      --
  Death benefits (note 4) ............         --      --     --        --            --      --         --          (1,910)   --
  Policy loans (net of repayments)
     (note 5) ........................         --      --     --        --            --      --         --            --      --
  Deductions for surrender charges
     (note 2d) .......................           (3)   --     --         (32)         --      --         --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............         (292)   --     --    (185,788)      (90,472)   --     (102,438)      (58,438)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
       Net equity transactions .......        8,028    --     --   2,954,611     1,983,977    --      960,137     2,974,749    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
Net change in contract owners' equity.       10,698    --     --   2,989,358     2,021,634    --    1,142,613     3,045,784    --
Contract owners' equity
  beginning of period ................         --      --     --   2,021,634          --      --    3,045,784          --      --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
Contract owners' equity end of period.   $   10,698    --     --   5,010,992     2,021,634    --    4,188,397     3,045,784    --
                                         ==========  ====   ====   =========     =========  ====    =========     =========  ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                       OppBdFd                             OppGlSec
                                         --------------------------------       ------------------------------
                                             1999             1998   1997         1999            1998    1997
                                         -----------        -------  ----       ---------      ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    26,045            322    --          26,885            307    --
  Mortality and expense charges
     (note 3) ........................        (4,409)        (1,236)   --          (7,996)        (5,205)   --
                                         -----------        -------  ----       ---------      ---------  ----
     Net investment activity .........        21,636           (914)   --          18,889         (4,898)   --
                                         -----------        -------  ----       ---------      ---------  ----
  Proceeds from mutual fund
     shares sold .....................       731,543          9,221    --       2,708,659          6,335    --
  Cost of mutual funds sold ..........      (761,185)        (9,205)   --      (2,479,501)        (7,203)   --
                                         -----------        -------  ----       ---------      ---------  ----
     Realized gain (loss)
       on investments ................       (29,642)            16    --         229,158           (868)   --
  Change in unrealized gain (loss)
     on investments ..................        (9,806)         8,173    --         187,521        124,381    --
                                         -----------        -------  ----       ---------      ---------  ----
     Net gain (loss) on investments ..       (39,448)         8,189    --         416,679        123,513    --
                                         -----------        -------  ----       ---------      ---------  ----
  Reinvested capital gains ...........         2,501            291    --          75,339          1,156    --
                                         -----------        -------  ----       ---------      ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............       (15,311)         7,566    --         510,907        119,771    --
                                         -----------        -------  ----       ---------      ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       315,191        478,200    --         283,877            735    --
  Transfers between funds ............       262,522         37,657    --      (1,651,931)     2,090,084    --
  Surrenders .........................          --             --      --         (46,603)          --      --
  Death benefits (note 4) ............          --             --      --            --             --      --
  Policy loans (net of repayments)
     (note 5) ........................          --             --      --            --             --      --
  Deductions for surrender charges
     (note 2d) .......................          --             --      --             (41)          --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (42,010)       (18,327)   --         (38,534)       (14,493)   --
                                         -----------        -------  ----       ---------      ---------  ----
       Net equity transactions .......       535,703        497,530    --      (1,453,232)     2,076,326    --
                                         -----------        -------  ----       ---------      ---------  ----
Net change in contract owners' equity.       520,392        505,096    --        (942,325)     2,196,097    --
Contract owners' equity
  beginning of period ................       505,096           --      --       2,196,097           --      --
                                         -----------        -------  ----       ---------      ---------  ----
Contract owners' equity end of period.   $ 1,025,488        505,096    --       1,253,772      2,196,097    --
                                         ===========        =======  ====       =========      =========  ====


                                                      OppGro
                                          ------------------------------
                                             1999           1998    1997
                                          ---------       --------   ---
INVESTMENT ACTIVITY:
  Reinvested dividends ...............          850            100    --
  Mortality and expense charges
     (note 3) ........................       (8,547)          (463)   --
                                          ---------       --------   ---
     Net investment activity .........       (7,697)          (363)   --
                                          ---------       --------   ---
  Proceeds from mutual fund
     shares sold .....................      635,041         11,617    --
  Cost of mutual funds sold ..........     (528,498)       (12,143)   --
                                          ---------       --------   ---
     Realized gain (loss)
       on investments ................      106,543           (526)   --
  Change in unrealized gain (loss)
     on investments ..................      519,569         23,432    --
                                          ---------       --------   ---
     Net gain (loss) on investments ..      626,112         22,906    --
                                          ---------       --------   ---
  Reinvested capital gains ...........        9,340          1,201    --
                                          ---------       --------   ---
       Net change in contract
          owners' equity resulting
          from operations ............      627,755         23,744    --
                                          ---------       --------   ---
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      301,020        132,607    --
  Transfers between funds ............    1,809,925         29,263    --
  Surrenders .........................      (42,848)          --      --
  Death benefits (note 4) ............         --             --      --
  Policy loans (net of repayments)
     (note 5) ........................         --             --      --
  Deductions for surrender charges
     (note 2d) .......................          (38)          --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (53,902)        (7,839)   --
                                          ---------       --------   ---
       Net equity transactions .......    2,014,157        154,031    --
                                          ---------       --------   ---
Net change in contract owners' equity.    2,641,912        177,775    --
Contract owners' equity
  beginning of period ................      177,775           --      --
                                          ---------       --------   ---
Contract owners' equity end of period.    2,819,687        177,775    --
                                          =========       ========   ===

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                      OppMult                           StOpp2
                                         ------------------------------      -----------------------------
                                            1999            1998   1997        1999          1998     1997
                                         ----------        ------  ----      ---------     ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    8,514          --      --           --           5,700    --
  Mortality and expense charges
     (note 3) ........................         (560)         (219)   --        (23,329)       (6,774)   --
                                         ----------        ------  ----      ---------     ---------  ----
     Net investment activity .........        7,954          (219)   --        (23,329)       (1,074)   --
                                         ----------        ------  ----      ---------     ---------  ----
  Proceeds from mutual fund
     shares sold .....................      290,794        10,181    --      2,249,012        20,340    --
  Cost of mutual funds sold ..........     (291,914)      (10,741)   --     (1,989,388)      (24,221)   --
                                         ----------        ------  ----      ---------     ---------  ----
     Realized gain (loss)
       on investments ................       (1,120)         (560)   --        259,624        (3,881)   --
  Change in unrealized gain (loss)
     on investments ..................       (2,198)        2,201    --        481,583       274,510    --
                                         ----------        ------  ----      ---------     ---------  ----
     Net gain (loss) on investments ..       (3,318)        1,641    --        741,207       270,629    --
                                         ----------        ------  ----      ---------     ---------  ----
  Reinvested capital gains ...........       12,316          --      --        398,233         3,397    --
                                         ----------        ------  ----      ---------     ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............       16,952         1,422    --      1,116,111       272,952    --
                                         ----------        ------  ----      ---------     ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       68,158        11,946    --      1,453,381       867,064    --
  Transfers between funds ............     (158,215)       68,612    --       (346,567)    1,764,409    --
  Surrenders .........................         --            --      --        (58,951)         --      --
  Death benefits (note 4) ............         --            --      --           --            --      --
  Policy loans (net of repayments)
     (note 5) ........................         --            --      --           --            --      --
  Deductions for surrender charges
     (note 2d) .......................         --            --      --            (52)         --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (6,024)       (2,851)   --       (133,131)      (52,214)   --
                                         ----------        ------  ----      ---------     ---------  ----
       Net equity transactions .......      (96,081)       77,707    --        914,680     2,579,259    --
                                         ----------        ------  ----      ---------     ---------  ----
Net change in contract owners' equity.      (79,129)       79,129    --      2,030,791     2,852,211    --
Contract owners' equity
  beginning of period ................       79,129          --      --      2,852,211          --      --
                                         ----------        ------  ----      ---------     ---------  ----
Contract owners' equity end of period.   $     --          79,129    --      4,883,002     2,852,211    --
                                         ==========        ======  ====      =========     =========  ====


                                                        StDisc2
                                               ---------------------------
                                                1999          1998    1997
                                               ------         -----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............           --            --      --
  Mortality and expense charges
     (note 3) ........................           --             (11)   --
                                               ------         -----   ----
     Net investment activity .........           --             (11)   --
                                               ------         -----   ----
  Proceeds from mutual fund
     shares sold .....................          7,564            96    --
  Cost of mutual funds sold ..........         (7,336)          (92)   --
                                               ------         -----   ----
     Realized gain (loss)
       on investments ................            228             4    --
  Change in unrealized gain (loss)
     on investments ..................           (708)          708    --
                                               ------         -----   ----
     Net gain (loss) on investments ..           (480)          712    --
                                               ------         -----   ----
  Reinvested capital gains ...........           --            --      --
                                               ------         -----   ----
       Net change in contract
          owners' equity resulting
          from operations ............           (480)          701    --
                                               ------         -----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................          3,406         3,013    --
  Transfers between funds ............         (7,577)        1,244    --
  Surrenders .........................           --            --      --
  Death benefits (note 4) ............           --            --      --
  Policy loans (net of repayments)
     (note 5) ........................           --            --      --
  Deductions for surrender charges
     (note 2d) .......................           --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............            (92)         (215)   --
                                               ------         -----   ----
       Net equity transactions .......         (4,263)        4,042    --
                                               ------         -----   ----
Net change in contract owners' equity.         (4,743)        4,743    --
Contract owners' equity
  beginning of period ................          4,743          --      --
                                               ------         -----   ----
Contract owners' equity end of period.           --           4,743    --
                                               ======         =====   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                      StIntStk2                   VEWrldBd                       VEWrldEMkt
                                         ----------------------------      -------------------------     --------------------------
                                            1999          1998   1997       1999         1998   1997      1999         1998    1997
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $     303           94    --        --           --      --        --           --      --
  Mortality and expense charges
     (note 3) ........................      (1,056)        (138)   --         (62)        --      --        (192)        --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
     Net investment activity .........        (753)         (44)   --         (62)        --      --        (192)        --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
  Proceeds from mutual fund
     shares sold .....................      58,412        2,255    --      17,176      635,332    --         159      214,660    --
  Cost of mutual funds sold ..........     (42,860)      (2,481)   --     (17,805)    (637,007)   --        (140)    (233,229)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
     Realized gain (loss)
       on investments ................      15,552         (226)   --        (629)      (1,675)   --          19      (18,569)   --
  Change in unrealized gain (loss)
     on investments ..................     213,980       (2,215)   --           1         --      --      82,054         --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
     Net gain (loss) on investments ..     229,532       (2,441)   --        (628)      (1,675)   --      82,073      (18,569)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
  Reinvested capital gains ...........        --           --      --        --           --      --        --           --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
       Net change in contract
          owners' equity resulting
          from operations ............     228,779       (2,485)   --        (690)      (1,675)   --      81,881      (18,569)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      49,017       58,646    --      10,054        2,790    --       2,247          849    --
  Transfers between funds ............     593,187       (1,770)   --      (7,451)       5,627    --     382,171       25,876    --
  Surrenders .........................        --           --      --        --           --      --        --           --      --
  Death benefits (note 4) ............        --           --      --        --         (2,734)   --        --           (889)   --
  Policy loans (net of repayments)
     (note 5) ........................        --           --      --        --           --      --        --           --      --
  Deductions for surrender charges
     (note 2d) .......................        --           --      --        --           --      --        --           --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (5,151)      (1,997)   --        (624)      (4,008)   --        --         (7,267)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
       Net equity transactions .......     637,053       54,879    --       1,979        1,675    --     384,418       18,569    --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
Net change in contract owners' equity.     865,832       52,394    --       1,289         --      --     466,299         --      --
Contract owners' equity
  beginning of period ................      52,394         --      --        --           --      --        --           --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
Contract owners' equity end of period.   $ 918,226       52,394    --       1,289         --      --     466,299         --      --
                                         =========       ======  ====      ======       ======  ====     =======       ====    ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997





                                                    VKMSRESec                     WPIntEq                        WPPVenCap
                                         ----------------------------     --------------------------     --------------------------
                                           1999          1998    1997      1999         1998    1997      1999         1998    1997
                                         ---------      -------  ----     -------      -------  ----     ------       ------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $  22,119           31    --       6,312          597    --       --           --      --
  Mortality and expense charges
     (note 3) ........................      (1,610)        (673)   --      (1,201)        (322)   --          (235)     (150)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
     Net investment activity .........      20,509         (642)   --       5,111          275    --          (235)     (150)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
  Proceeds from mutual fund
     shares sold .....................     260,988        9,973    --     253,619        6,992    --        90,443     1,920    --
  Cost of mutual funds sold ..........    (267,305)     (11,122)   --    (232,082)      (7,479)   --       (77,024)   (2,142)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
     Realized gain (loss)
       on investments ................      (6,317)      (1,149)   --      21,537         (487)   --        13,419      (222)   --
  Change in unrealized gain (loss)
     on investments ..................      (8,648)      (1,009)   --     110,250       (1,416)   --        (6,201)    6,202    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
     Net gain (loss) on investments ..     (14,965)      (2,158)   --     131,787       (1,903)   --         7,218     5,980    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
  Reinvested capital gains ...........        --            306    --        --           --      --          --        --      --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
       Net change in contract
          owners' equity resulting
          from operations ............       5,544       (2,494)   --     136,898       (1,628)   --         6,983     5,830    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     156,608      274,090    --      85,550      133,214    --        11,383    40,664    --
  Transfers between funds ............    (208,039)      (1,813)   --     392,465       (6,311)   --       (75,184)   13,590    --
  Surrenders .........................        --           --      --        --           --      --          --        --      --
  Death benefits (note 4) ............        --           --      --        --           --      --          --        --      --
  Policy loans (net of repayments)
     (note 5) ........................        --           --      --        --           --      --          --        --      --
  Deductions for surrender charges
     (note 2d) .......................        --           --      --        --           --      --          --        --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............     (14,519)      (9,912)   --      (8,418)      (4,755)   --        (1,781)   (1,485)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
       Net equity transactions .......     (65,950)     262,365    --     469,597      122,148    --       (65,582)   52,769    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
Net change in contract owners' equity.     (60,406)     259,871    --     606,495      120,520    --       (58,599)   58,599    --
Contract owners' equity
  beginning of period ................     259,871         --      --     120,520         --      --        58,599      --      --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
Contract owners' equity end of period.   $ 199,465      259,871    --     727,015      120,520    --          --      58,599    --
                                         =========      =======  ====     =======      =======  ====        ======    ======   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                      WPSmCoGr
                                         --------------------------------
                                             1999           1998    1997
                                         -----------      ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $        --             --    --
  Mortality and expense charges
     (note 3) ........................       (12,964)        (3,814)   --
                                         -----------      ---------  ----
     Net investment activity .........       (12,964)        (3,814)   --
                                         -----------      ---------  ----
  Proceeds from mutual fund
     shares sold .....................       486,242        262,623    --
  Cost of mutual funds sold ..........      (424,025)      (306,771)   --
                                         -----------      ---------  ----
     Realized gain (loss)
       on investments ................        62,217        (44,148)   --
  Change in unrealized gain (loss)
     on investments ..................     1,318,947        179,022    --
                                         -----------      ---------  ----
     Net gain (loss) on investments ..     1,381,164        134,874    --
                                         -----------      ---------  ----
  Reinvested capital gains ...........        97,160           --      --
                                         -----------      ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............     1,465,360        131,060    --
                                         -----------      ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       147,106        873,045    --
  Transfers between funds ............       496,518        535,743    --
  Surrenders .........................          --             --      --
  Death benefits (note 4) ............          --           (1,107)   --
  Policy loans (net of repayments)
     (note 5) ........................          --             --      --
  Deductions for surrender charges
     (note 2d) .......................          --             --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (65,602)       (22,666)   --
                                         -----------      ---------  ----
       Net equity transactions .......       578,022      1,385,015    --
                                         -----------      ---------  ----
Net change in contract owners' equity.     2,043,382      1,516,075    --
Contract owners' equity
  beginning of period ................     1,516,075           --      --
                                         -----------      ---------  ----
Contract owners' equity end of period.   $ 3,559,457      1,516,075    --
                                         ===========      =========  ====








See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

               American Century VP - American Century VP Advantage (ACVPAdv)

               American Century VP - American Century VP Balanced (ACVPBal)

               American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

               American Century VP - American Century VP Income & Growth (ACVPIncGr)

               American Century VP - American Century VP International (ACVPInt)

               American Century VP - American Century VP Value (ACVPValue)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

               Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

               Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

          Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
          VIP);

               Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

               Fidelity VIP - Growth Portfolio (FidVIPGr)

               Fidelity VIP - High Income Portfolio (FidVIPHI)

               Fidelity VIP - Overseas Portfolio (FidVIPOv)

          Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

               Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)

               Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

          Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

               Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

          Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
          Stanley);

               Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)

                Nationwide SAT - Government Bond Fund (NSATGvtBd)

                Nationwide SAT - Money Market Fund (NSATMyMkt)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)

                Nationwide SAT - Small Company Fund (NSATSmCo)

                Nationwide SAT - Total Return Fund (NSATTotRe)

          Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);

                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)

                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)

                Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)

                Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

          Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

                Oppenheimer VAF - Bond Fund (OppBdFd)

                Oppenheimer VAF - Global Securities Fund (OppGlSec)

                Oppenheimer VAF - Growth Fund (OppGro)

                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

          Strong Opportunity Fund II, Inc. (StOpp2)

          Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);

                Strong VIF - Strong Discovery Fund II (StDisc2)

                Strong VIF - Strong International Stock Fund II (StIntStk2)

          Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)

                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

          Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);

                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

          Portfolios of the Warburg Pincus Trust;

                Warburg Pincus Trust - International Equity Portfolio (WPIntEq)

                Warburg Pincus Trust - Post Venture Capital Portfolio
                (WPPVenCap)

                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

       At December 31, 1999, policy owners have invested in all of the above funds except for Strong VIF - Strong Discovery Fund II, Van Eck WIT - Worldwide Hard Assets Fund, and Warburg Pincus Trust - Post Venture Capital Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment.

          On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

          For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5%.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.



                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Purchase payments totaling less than $25,000 - $90/year

               Purchase payments totaling $25,000 or more - $50/year

               The above charges are assessed against each contract by liquidating units.

               No charges were deducted from the initial funding, or from the earnings thereon.

          For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

          For corporate flexible premium contracts, there are no surrender charges.

(3)  ASSET CHARGES

          For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

          For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

          For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

          The above charges are assessed through the daily unit value calculation.

          The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                                TOTAL         ACVPAdv          ACVPBal          ACVPCapAp        ACVPIncGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          797                28                -                 -                -
     Corporate Universal
       Variable Life ................         466,930                 -            1,866               117            1,162
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      467,727                28            1,866               117            1,162
                                         ============      ============     ============      ============     ============


                                              ACVPInt         ACVPValue         DrySRGro          DryStkix         DryCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................          12,097             6,307            2,333            60,870           50,548
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,097             6,307            2,333            60,870           50,548
                                         ============      ============     ============      ============     ============

                                             DryGrinc          FidVIPEI         FidVIPGr          FidVIPHI         FidVIPOv
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -              430                 -                -
     Corporate Universal
       Variable Life ................           2,473            17,689            4,893             5,745            6,984
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,473            17,689            5,323             5,745            6,984
                                         ============      ============     ============      ============     ============

                                             FidVIPAM         FidVIPcon       FidVIPGrOp           MSEmMkt        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -               39
     Corporate Universal
       Variable Life ................          37,937             4,153            9,542               405           14,276
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       37,937             4,153            9,542               405           14,315
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd         NSATMyMkt       NSATSmCapv          NSATSmCo        NSATTotRe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $           63                 4                -                 -              128
     Corporate Universal
       Variable Life ................          19,213            77,470            6,397             4,634            2,224
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,276            77,474            6,397             4,634            2,352
                                         ============      ============     ============      ============     ============

                                             NBAMTBal          NBAMTGro       NBAMTGuard         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          105                 -                -                 -                -
     Corporate Universal
       Variable Life ................               -             9,391               49            23,583           22,411
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          105             9,391               49            23,583           22,411
                                         ============      ============     ============      ============     ============

                                              OppBdFd          OppGISec           OppGro           OppMult           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           4,409             7,996            8,547               560           23,329
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,409             7,996            8,547               560           23,329
                                         ============      ============     ============      ============     ============

                                            StintStk2          VEWrldBd       VEWrldEMkt         VKMSRESec          WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           1,056               192               62             1,610            1,201
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,056               192               62             1,610            1,201
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -
     Corporate Universal
       Variable Life ................             235            12,964
                                         ------------      ------------
         Total.......................  $          235            12,964
                                         ============      ============

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

          The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp          ACVPInt
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============


                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============

                                            FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============


                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                40               95
     Corporate Universal
       Variable Life ................             834             4,084              120             5,981            3,087
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084              120             6,021            3,182
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt          NSATSmCo        NSATTotRe          NBAMTBal         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -              130               101                -
     Corporate Universal
       Variable Life ................          51,076               667              533                 -              213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       51,084               667              663               101              213
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdFd          OppGISec           OppGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,625             7,845            1,236             5,205              463
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,625             7,845            1,236             5,205              463
                                         ============      ============     ============      ============     ============


                                              OppMult            StOpp2          StDisc2         StintStk2        VKMSRESec
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             219             6,774               11               138              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          219             6,774               11               138              673
                                         ============      ============     ============      ============     ============

                                              WPintEq         WPPVenCap         WPSMCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             322               150            3,814
                                         ------------      ------------     ------------
         Total.......................  $          322               150            3,814
                                         ============      ============     ============



     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPAdv         FidVIPGr         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          795               645               65                 8               25
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          795               645               65                 8               25
                                         ============      ============     ============      ============     ============


                                            NSATMyMkt         NSATTotRe         NBAMTBal
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            9                25               18
                                         ------------      ------------     ------------
         Total.......................  $            9                25               18
                                         ============      ============     ============




(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of Contract Owners' Equity at December 31, 1999:

                                                                                                                      ANNUAL
     Contract owners' equity represented by:                 UNITS               UNIT VALUE                           RETURN*
                                                            ------               ----------                          --------
     Multiple Payment Contracts and
     Flexible Premium Contracts:

      American Century VP -
        American Century VP Advantage ......................      60              $ 21.052310     $     1,263              14%

      Fidelity VIP - Growth Portfolio ......................   1,261                46.242171          58,311              36%

      Nationwide SAT -
        Capital Appreciation Fund ..........................     165                32.761545           5,406               3%

      Nationwide SAT - Government Bond Fund ................     496                17.516435           8,688             (3)%

      Nationwide SAT - Money Market Fund ...................      36                13.853330             499               4%

      Nationwide SAT - Total Return Fund ...................     499                35.085217          17,508               6%

      Neuberger & Berman - Balanced Portfolio ..............     636                27.565091          17,531              33%


     Corporate Variable Universal Life Contracts:
     (policy years 1 through 4):

      American Century VP -
        American Century VP Balanced .......................  29,491                12.719779         375,119               9%

      American Century VP -
        American Century VP Capital Appreciation ...........   8,002                14.059550         112,505              64%

      American Century VP -
        American Century VP Income & Growth ................  24,465                12.760482         312,185              17%

      American Century VP -
        American Century VP International .................. 267,865                19.184490       5,138,853              63%

      American Century VP -
        American Century VP Value .......................... 170,336                10.537331       1,794,887             (1)%

      The Dreyfus Socially Responsible
        Growth Fund, Inc. ..................................   6,856                16.953796         116,235              29%

      Dreyfus Stock Index Fund ............................. 898,839                15.991766      14,374,023              20%

      Dreyfus - Capital Appreciation Portfolio ............. 808,332                14.768344      11,937,725              11%

      Dreyfus VIF - Growth and Income Portfolio ............  29,245                12.940713         378,451              16%

      Fidelity VIP - Equity-Income Portfolio ............... 198,742                12.213277       2,427,291               6%

      Fidelity VIP - Growth Portfolio ......................  94,119                19.153957       1,802,751              37%

      Fidelity VIP - High Income Portfolio ................. 122,886                10.610601       1,303,894               8%

      Fidelity VIP - Overseas Portfolio ....................  91,676                15.370612       1,409,116              42%

      Fidelity VIP-II - Asset Manager Portfolio ............ 633,299                13.016474       8,243,320              10%

      Fidelity VIP-II - Contrafund Portfolio ...............  69,405                16.286602       1,130,372              24%

      Fidelity VIP-III -
        Growth Opportunities Portfolio ..................... 107,601                13.537768       1,456,677               4%

                                                                                                                      ANNUAL
                                                             UNITS               UNIT VALUE                           RETURN*
                                                            ------               ----------                          --------
      Morgan Stanley -
        Emerging Markets Debt Portfolio ....................  10,459                 8.802247          92,063              29%

      Nationwide SAT -
        Capital Appreciation Fund .......................... 180,019                14.060766       2,531,205               4%

      Nationwide SAT - Government Bond Fund ................ 442,738                10.965295       4,854,753             (3)%

      Nationwide SAT - Money Market Fund ................... 180,702                11.077427       2,001,713               4%

      Nationwide SAT -
        Small Capital Value Fund ........................... 205,906                10.889269       2,242,166              27%

      Nationwide SAT - Small Company Fund .................. 108,697                14.198026       1,543,283              43%

      Nationwide SAT - Total Return Fund ...................  42,859                12.858923         551,121               6%

      Neuberger & Berman AMT -
        Growth Portfolio ................................... 232,220                17.293092       4,015,802              49%

      Neuberger & Berman AMT -
        Guardian Portfolio .................................   1,004                10.655149          10,698              14%

      Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio .................... 470,153                10.658215       5,010,992               1%

      Neuberger & Berman AMT -
        Partners Portfolio ................................. 371,291                11.280632       4,188,397               7%

      Oppenheimer VAF - Bond Fund ..........................  94,715                10.827092       1,025,488             (2)%

      Oppenheimer VAF -
        Global Securities Fund .............................  69,217                18.113638       1,253,772              58%

      Oppenheimer VAF - Growth Fund ........................ 162,474                17.354695       2,819,687              41%

      Strong - Opportunity Fund II, Inc. ................... 318,446                15.333847       4,883,002              34%

      Strong VIP -
        Strong International Stock Fund II .................  60,360                15.212498         918,226              86%

      Van Eck WIT - Worldwide Bond Fund ....................     121                10.656970           1,289             (8)%

      Van Eck WIT -
        Worldwide Emerging Markets Fund ....................  48,907                 9.534407         466,299              99%

      Van Kampen LIT -
        Real Estate Securities Fund ........................  21,721                 9.183056         199,465             (4)%

      Warburg Pincus Trust -
        International Equity Portfolio .....................  51,580                14.094893         727,015              53%

      Warburg Pincus Trust -
        Small Company Growth Portfolio ..................... 215,338                16.529628       3,559,457              68%
                                                             -------                ---------    ------------
                                                                                                 $ 95,318,503
                                                                                                 ============


* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





Columbus, Ohio
January 28, 2000

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                 December 31,
                                                                                        -------------------------------
                                         Assets                                              1999            1998
                                         ------                                         --------------- ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,051,556    $    904,946
    Equity securities                                                                           5,659          20,853
  Mortgage loans on real estate, net                                                          330,068         268,894
  Real estate, net                                                                              2,200           2,250
  Policy loans                                                                                    465             332
  Short-term investments                                                                          706           2,277
                                                                                        --------------- ---------------
                                                                                            1,390,654       1,199,552
                                                                                        --------------- ---------------

Cash                                                                                            4,280               2
Accrued investment income                                                                      13,906          11,645
Deferred policy acquisition costs                                                              92,025          53,007
Reinsurance receivable from affiliate                                                          91,667               -
Other assets                                                                                   42,851          41,542
Assets held in separate accounts                                                            2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                         $ 1,480,807     $ 1,163,829
Other liabilities                                                                              41,308          25,933
Liabilities related to separate accounts                                                    2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                            3,649,195       2,723,452
                                                                                        --------------- ---------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   52,960          52,960
  Retained earnings                                                                            59,536          50,331
  Accumulated other comprehensive income                                                       (1,868)         10,055
                                                                                        --------------- ---------------
                                                                                              113,268         115,986
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1999            1998           1997
                                                                              -------------   -------------  --------------

Revenues:
  Policy charges                                                                 $44,793         $28,549        $11,244
  Life insurance premiums                                                            292              63            363
  Net investment income                                                           13,959          11,314         11,577
  Realized gains (losses) on investments                                           5,208             696           (246)
  Other income                                                                     1,059           1,165          1,057
                                                                              -------------   -------------  --------------
                                                                                  65,311          41,787         23,995
                                                                              -------------   -------------  --------------
Benefits and expenses:
  Interest credited to policyholder account balances                               8,548           4,881          3,948
  Other benefits and claims                                                        5,210           1,586            433
  Amortization of deferred policy acquisition costs                               13,592           4,348          1,402
  Other operating expenses                                                        24,185           8,952          1,860
                                                                              -------------   -------------  --------------
                                                                                  51,535          19,767          7,643
                                                                              -------------   -------------  --------------

    Income before federal income tax expense                                      13,776          22,020         16,352

Federal income tax expense                                                         4,571           7,501          5,749
                                                                              -------------   -------------  --------------

    Net income                                                                   $ 9,205         $14,519        $10,603
                                                                              =============   =============  ==============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                ($000's omitted)



                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings           income            equity
                                            ------------  --------------  --------------  -----------------  ---------------

December 31, 1996                              $2,640        $52,960          $25,209           $ 3,228         $ 84,037

Comprehensive income:
  Net income                                        -              -           10,603                 -           10,603
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             3,940            3,940
                                                                                                             ---------------
  Total comprehensive income                                                                                      14,543
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1997                               2,640         52,960           35,812             7,168           98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             2,887            2,887
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the year      -              -                -           (11,923)         (11,923)
                                                                                                             ---------------
  Total comprehensive income                                                                                      (2,718)
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1999                              $2,640        $52,960          $59,536           $(1,868)        $113,268
                                            ============  ==============  ==============  =================  ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    1999           1998             1997
                                                                                ------------- ---------------- ---------------
Cash flows from operating activities:
  Net income                                                                      $    9,205      $  14,519       $  10,603
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               8,548          4,881           3,948
      Capitalization of deferred policy acquisition costs                            (33,965)       (29,216)        (20,099)
      Amortization of deferred policy acquisition costs                               13,592          4,348           1,402
      Amortization and depreciation                                                    1,351           (479)            250
      Realized (gains) losses on invested assets, net                                 (5,208)          (696)            246
      Increase in accrued investment income                                           (2,261)          (867)         (1,589)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      160,246        139,991         228,898
      Other, net                                                                      20,486        (29,802)         14,370
                                                                                ------------- ---------------- ---------------
          Net cash provided by operating activities                                  171,994        102,679         238,029
                                                                                ------------- ---------------- ---------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            137,210        117,228          95,366
  Proceeds from sale of securities available-for-sale                                 73,864         17,403          30,431
  Proceeds from repayments of mortgage loans on real estate                           32,397         28,180          15,199
  Proceeds from sale of real estate                                                        -            707               -
  Proceeds from repayments of policy loans                                               109             99              67
  Cost of securities available-for-sale acquired                                    (375,642)      (242,516)       (267,899)
  Cost of mortgage loans on real estate acquired                                     (93,500)       (78,180)        (84,736)
  Cost of real estate acquired                                                             -             (3)            (13)
  Policy loans issued                                                                   (242)          (216)           (155)
  Short-term investments, net                                                          1,571         16,691         (18,476)
                                                                                ------------- ---------------- ---------------
          Net cash used in investing activities                                     (224,233)      (140,607)       (230,216)
                                                                                ------------- ---------------- ---------------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                         192,893         74,828           6,952
  Decrease in investment product and universal life insurance
    product account balances                                                        (136,376)       (42,061)        (13,898)
                                                                                ------------- ---------------- ---------------
          Net cash provided by (used in) financing activities                         56,517         32,767          (6,946)
                                                                                ------------- ---------------- ---------------

Net increase (decrease) in cash                                                        4,278         (5,161)            867

Cash, beginning of year                                                                    2          5,163           4,296
Cash, end of year                                                                $     4,280   $          2     $     5,163
                                                                                ============= ================ ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998 and 1997
                                ($000's omitted)

(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (e)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 4.5%, 5.1% and 5.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

         (f)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  REINSURANCE CEDED

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $431.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.


         (i)  RECLASSIFICATION

              Certain items in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                 --------------- ------------- ------------- ---------------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies           $     36,717     $       2    $  (1,198)    $     35,521
                 Obligations of states and political subdivisions          302             -           (7)             295
                 Debt securities issued by foreign governments           2,256             2          (22)           2,236
                 Corporate securities                                  773,869         2,208      (13,367)         762,710
                 Mortgage-backed securities                            252,668         1,001       (2,875)         250,794
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                 1,065,812         3,213      (17,469)       1,051,556
               Equity securities                                         1,990         3,669            -            5,659
                                                                 --------------- ------------- ------------- ---------------
                                                                    $1,067,802        $6,882     $(17,469)      $1,057,215
                                                                 ===========================================================

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $  15,577      $    232      $   (11)       $  15,798
                 Obligations of states and political subdivisions          332             1            -              333
                 Debt securities issued by foreign governments           4,015            23            -            4,038
                 Corporate securities                                  602,925        15,446         (358)         618,013
                 Mortgage-backed securities                            261,225         5,605          (66)         266,764
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                   884,074        21,307         (435)         904,946
               Equity securities                                        15,323         5,530            -           20,853
                                                                 --------------- ------------- ------------- ---------------
                                                                      $899,397       $26,837        $(435)        $925,799
                                                                 =============== ============= ============= ===============

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized     Estimated
                                                                                     cost       fair value
                                                                                 ------------ ---------------
             Fixed maturity securities available-for-sale:
               Due in one year or less                                           $    50,029   $    49,799
               Due after one year through five years                                 399,476       393,204
               Due after five years through ten years                                331,022       326,616
               Due after ten years                                                   285,285       281,937
                                                                                 ------------ ---------------
                                                                                  $1,065,812    $1,051,556
                                                                                 ============ ===============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                     1999          1998
                                                                                 ------------- --------------

             Gross unrealized gains (losses)                                       $(10,587)      $26,402
             Adjustment to deferred policy acquisition costs                          7,714       (10,933)
             Deferred federal income tax                                              1,006        (5,414)
                                                                                 ------------- --------------
                                                                                  $  (1,868)      $10,055
                                                                                 ============= ==============

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                              1999          1998          1997
                                                                          ------------- ------------- -------------
            Securities available-for-sale:
              Fixed maturity securities                                    $ (35,128)      $ 3,922      $  9,177
              Equity securities                                               (1,861)        2,467         1,663
                                                                          ------------- ------------- -------------
                                                                           $ (36,989)      $ 6,389       $10,840
                                                                          ============= ============= =============

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $73,864, $17,403 and $30,431, respectively. During
         1999, gross gains of $297 ($509 and $825 in 1998 and 1997, respectively) and gross losses of $37 (none and $1,124 in 1998 and 1997, respectively) were realized on those sales. See note 10.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1999 and 1998.

         Real estate is presented at cost less accumulated depreciation of $155 as of December 31, 1999 ($105 as of December 31, 1998). There was no valuation allowance as of December 31, 1999 or 1998.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1999 was $881 ($890 as of December 31, 1998). No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $885 ($178 in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $15 in 1998, which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 1999 and remains unchanged from the previous two years.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- -----------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $66,160      $56,398     $53,491
                 Equity securities                                              -            -         375
               Mortgage loans on real estate                               23,475       21,124      14,862
               Real estate                                                    413          379         318
               Short-term investments                                       1,580        1,361         899
               Other                                                          334          178          90
                                                                        ------------ ----------- -----------
                   Total investment income                                 91,962       79,440      70,035
             Less:
               Investment expenses                                          2,040        1,773       1,386
               Net investment income ceded (note 11)                       75,963       66,353      57,072
                                                                        ------------ ----------- -----------
                   Net investment income                                  $13,959      $11,314     $11,577
                                                                        ============ =========== ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Fixed maturity securities available-for-sale               $    260        $ 509       $(299)
             Mortgage loans on real estate                                     7            -          53
             Real estate and other                                         4,941          187           -
                                                                        ------------ ----------- ------------
                                                                        $  5,208        $ 696       $(246)
                                                                        ============ =========== ============

         Fixed maturity securities with an amortized cost of $3,540 and $3,562 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.



            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments     $    1,585

            Foreign currency swaps
               Hedging foreign currency denominated investments              $    1,420

            Interest rate futures contracts                                  $    2,483

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 1999 and 1998 are as follows:

                                                                               1999          1998
                                                                            ------------  ------------
             Deferred tax assets:
               Future policy benefits                                        $ 17,454     $  16,670
               Liabilities in separate accounts                                15,603        12,477
               Fixed maturity securities                                        3,905             -
               Mortgage loans on real estate and real estate                      266           263
                                                                            ------------  ------------
                 Total gross deferred tax assets                               37,228        29,410
                                                                            ------------  ------------

             Deferred tax liabilities:
               Fixed maturity securities                                            -         8,669
               Deferred policy acquisition costs                               15,624         8,103
               Equity securities                                                1,284         1,935
               Other                                                           13,799        10,422
                                                                            ------------  ------------
                 Total gross deferred tax liabilities                          30,707        29,129
                                                                            ------------  ------------
                  Net deferred tax asset                                     $  6,521     $     281
                                                                            ============  ============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1999, 1998 and 1997 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability was $1,860 and $1,522 as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Currently payable                                           $  4,391      $10,014      $2,458
             Deferred tax expense (benefit)                                   180       (2,513)      3,291
                                                                        ------------ ----------- ------------
                                                                         $  4,571     $  7,501      $5,749
                                                                        ============ =========== ============

         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                              1999                   1998                   1997
                                                       --------------------   --------------------   --------------------
                                                         Amount       %         Amount       %         Amount       %
                                                       --------------------   --------------------   --------------------

             Computed (expected) tax expense              $4,822     35.0        $7,707     35.0        $5,723     35.0
             Tax exempt interest and dividends
                received deduction                          (255)    (1.8)         (223)    (1.0)            -      -
             Other, net                                        4      -              17      0.1            26     (0.2)
                                                       ----------- --------   ----------- --------   ----------- --------
                   Total (effective rate of each year)    $4,571     33.2        $7,501     34.1        $5,749     35.2
                                                       =========== ========   =========== ========   =========== ========

         Total federal income tax paid was $4,053, $9,298 and $9,566 during the years ended December 31, 1999, 1998 and 1997, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                           1999            1998           1997
                                                                       -------------   -------------  --------------

             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                    $ (36,729)        $ 6,898        $10,541
                Adjustment to deferred policy acquisition costs             18,645          (1,947)        (4,778)
                Related federal income tax (expense) benefit                 6,330          (1,733)        (2,017)
                                                                       -------------   -------------  --------------
                   Net                                                     (11,754)          3,218          3,746
                                                                       -------------   -------------  --------------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
             period:
                Gross                                                         (260)           (509)           299
                Related federal income tax expense (benefit)                    91             178           (105)
                                                                       -------------   -------------  --------------
                   Net                                                        (169)           (331)           194
                                                                       -------------   -------------  --------------
             Total Other Comprehensive Income                            $ (11,923)        $ 2,887        $ 3,940
                                                                       =============   =============  ==============

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                        1999                              1998
                                                           -------------------------------   -------------------------------
                                                              Carrying       Estimated          Carrying       Estimated
                                                               amount        fair value          amount        fair value
                                                           --------------  --------------    --------------  --------------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities              $  1,051,556    $  1,051,556       $   904,946     $   904,946
                    Equity securities                             5,659           5,659            20,853          20,853
                  Mortgage loans on real estate, net            330,068         324,610           268,894         276,387
                  Policy loans                                      465             465               332             332
                  Short-term investments                            706             706             2,277           2,277
                Cash                                              4,280           4,280                 2               2
                Assets held in separate accounts              2,127,080       2,127,080         1,533,690       1,533,690

              Liabilities:
                Investment contracts                         (1,335,787)     (1,283,459)       (1,153,930)     (1,113,584)
                Policy reserves on life insurance contracts    (145,020)       (145,370)           (9,899)        (10,517)
                Liabilities related to separate accounts     (2,127,080)     (2,082,541)       (1,533,690)     (1,501,255)

              Derivative financial instruments:
                Interest rate swaps hedging assets                  109             109                 -               -
                Foreign currency swaps                              (18)            (18)                -               -
                Futures contracts                                    21              21                 -               -

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $10,039 extending into 2000 were outstanding as of December 31, 1999.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 30% (33% in 1998) in any geographic area and no more than 5% (6% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999 22% (36% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension costs charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $127, $235 and $257, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $1,040 and $1,008, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $177, $130 and $94, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Change in benefit obligation:
              Benefit obligation at beginning of year                     $2,185,000   $ 2,033,800    $    270,100  $    237,900
              Service cost                                                    80,000        87,600          14,200         9,800
              Interest cost                                                  109,900       123,400          17,600        15,400
              Actuarial (gain) loss                                          (95,000)      123,200         (64,400)       15,600
              Plan settlement in 1999/curtailment in 1998                   (396,100)     (107,200)            -             -
              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,600)
              Acquired companies                                                 -             -            13,300           -
                                                                        ------------- -------------   ------------- -------------
              Benefit obligation at end of year                            1,811,400     2,185,000         239,800       270,100
                                                                        ------------- -------------   ------------- -------------

              Change in plan assets:
              Fair value of plan assets at beginning of year               2,541,900     2,212,900          77,900        69,200
              Actual return on plan assets                                   161,800       300,700           3,500         5,000
              Employer contribution                                           12,400       104,100          20,900        12,100
              Plan settlement                                               (396,100)          -               -             -

              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,400)
                                                                        ------------- -------------   ------------- -------------
              Fair value of plan assets at end of year                     2,247,600     2,541,900          91,300        77,900
                                                                        ------------- -------------   ------------- -------------

              Funded status                                                  436,200       356,900        (148,500)     (192,200)
              Unrecognized prior service cost                                 28,200        31,500             -             -
              Unrecognized net (gains) losses                               (402,000)     (345,700)        (46,700)       16,000
              Unrecognized net (asset) obligation at transition               (7,700)      (11,000)          1,100         1,300
                                                                        ------------- -------------   ------------- -------------
              Prepaid (accrued) benefit cost                            $     54,700  $     31,700     $  (194,100)  $  (174,900)
                                                                        ============= =============   ============= =============

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Weighted average discount rate                               7.00%         5.50%            7.80%         6.65%
              Rate of increase in future compensation levels               5.25%         3.75%             -             -
              Assumed health care cost trend rate:
                    Initial rate                                             -             -             15.00%        15.00%
                    Ultimate rate                                            -             -              5.50%         8.00%
                    Uniform declining period                                 -             -              5 Years     15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

                                                                                     1999           1998            1997
                                                                                 -------------  --------------  --------------

              Service cost (benefits earned during the period)                    $   80,000     $   87,600      $   77,300
              Interest cost on projected benefit obligation                          109,900        123,400         118,600
              Expected return on plan assets                                        (160,300)      (159,000)       (139,000)
              Recognized gains                                                        (9,100)        (3,800)              -
              Amortization of prior service cost                                       3,200          3,200           3,200
              Amortization of unrecognized transition obligation (asset)              (1,400)         4,200           4,200
                                                                                 -------------  --------------  --------------
                                                                                  $   22,300     $   55,600      $   64,300
                                                                                 =============  ==============  ==============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees. A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------

             Weighted average discount rate                                            6.08%         6.00%         6.50%
             Rate of increase in future compensation levels                            4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets                          7.33%         7.25%         7.25%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                                                                    1999           1998            1997
                                                                                -------------  --------------  -------------

             Service cost (benefits attributed to employee service
                during the year)                                                    $14,200       $  9,800        $  7,000
             Interest cost on accumulated postretirement benefit obligation          17,600         15,400          14,000
             Actual return on plan assets                                            (3,500)        (5,000)         (3,600)
             Amortization of unrecognized transition obligation of affiliates           600            200             200
             Net amortization and deferral                                           (1,800)         1,200            (500)
                                                                                -------------  --------------  -------------
                                                                                    $27,100        $21,600         $17,100
                                                                                =============  ==============  =============

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------
             NPPBC:
               Discount rate                                                           6.65%         6.70%         7.25%
               Long term rate of return on plan
                   assets, net of tax                                                  7.15%         5.83%         5.89%
               Assumed health care cost trend rate:
                   Initial rate                                                       15.00%        12.00%        11.00%
                   Ultimate rate                                                       5.50%         6.00%         6.00%
                   Uniform declining period                                           5 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1999, 1998 and 1997 was $63,275, $70,135 and $74,820, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1999, 1998 and 1997 was $(305), $(3,371) and
         $7,446, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,328.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $660, $430 and $703, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $5,150, $2,933, and $2,564, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 1999 are included in NLIC's results of operations for 1999 and include premiums of $258,468 ($241,503 and $300,617 in 1998 and 1997, respectively), net investment income of $75,963 ($66,353 and $57,072 in 1998 and 1997, respectively) and benefits, claims and other expenses of $319,240 ($296,659 and $343,426 in 1998 and 1997, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC wherby certain life insurance contracts are ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 and expenses of $3,150 during 1999 and policy reserves of $91,667 as of December 31, 1999.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $706 and $2,277 as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     CONTINGENCIES
         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                     Variable         Fixed            Life       Corporate
                                     Annuities      Annuities       Insurance     and Other      Total
                                     ---------      ---------       ---------     ---------      -----

1999:
Net investment income (1)           $    (2,304)   $     8,550    $     1,596   $     6,117   $    13,959

Other operating revenue                  26,187          3,310         16,647          --          46,144
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           23,883         11,860         18,243         6,117        60,103
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            6,561          1,987          --           8,548
Amortization of deferred policy
   acquisition costs                      7,686            963          4,943          --          13,592
Other benefits and expenses              13,593          7,378          8,424          --          29,395
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                        21,279         14,902         15,354          --          51,535
                                    -----------    -----------    -----------   -----------   -----------
Operating income (loss) before
   federal income tax                     2,604         (3,042)         2,889         6,117         8,568
Realized gains on investments              --             --             --           5,208         5,208
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income (loss) before
   federal tax expense              $     2,604    $    (3,042)   $     2,889   $    11,325   $    13,776
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,957,486    $ 1,352,324    $   382,388   $    70,265   $ 3,762,463
                                    ===========    ===========    ===========   ===========   ===========

1998:
Net investment income (1)           $    (1,417)   $     6,792    $       408   $     5,531   $    11,314
Other operating revenue                  18,209          3,182          8,386          --          29,777
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           16,792          9,974          8,794         5,531        41,091
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            4,660            221          --           4,881
Amortization of deferred policy
   acquisition costs                      3,466            508            374          --           4,348
Other benefits and expenses               4,442          2,087          4,009          --          10,538
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                          --            7,908          7,255         4,604        19,767
                                    -----------    -----------    -----------   -----------   -----------
Operating income before federal
    income tax                            8,884          2,719          4,190         5,531        21,324
Realized gains on investments              --             --             --             696           696
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income before
   federal tax expense              $     8,884    $     2,719    $     4,190   $     6,227   $    22,020
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,502,829    $ 1,162,040    $    92,482   $    82,087   $ 2,839,438
                                    ===========    ===========    ===========   ===========   ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                 Variable         Fixed            Life         Corporate
                                                Annuities       Annuities       Insurance       and Other        Total
                                              --------------- --------------- --------------- ---------------- -------------

         1997:
         Net investment income (1)            $       (873)   $      5,927    $        166    $        6,357   $   11,577

         Other operating revenue                    10,823           1,825              16               -         12,664
                                              --------------- --------------- --------------- ---------------- -------------
            Total operating revenue (2)              9,950           7,752             182             6,357       24,241
                                              --------------- --------------- --------------- ---------------- -------------
         Interest credited to policyholder
            account balances                             -           3,856              92               -          3,948
         Amortization of deferred policy
            acquisition costs                        1,035             347              20               -          1,402
         Other benefits and expenses                 1,648             347             298               -          2,293
                                              --------------- --------------- --------------- ---------------- -------------
            Total expenses                           2,683           4,550             410               -          7,643
                                              --------------- --------------- --------------- ---------------- -------------
         Operating income (loss) before
            federal income tax                       7,267           3,202            (228)            6,357       16,598
         Realized losses on investments                  -               -               -              (246)        (246)
                                              --------------- --------------- --------------- ---------------- -------------
         Consolidated income (loss) before
            federal tax expense               $      7,267    $      3,202    $       (228)   $        6,111   $   16,352
                                              =============== =============== =============== ================ =============

         Assets as of year end                $    925,021    $    989,116    $      2,228    $       88,933   $2,005,298
                                              =============== =============== =============== ================ =============

----------

(1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

(2)  Excludes realized gains and losses on investments.

     The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "1940 Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the 1940 Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the 1940 Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) Represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Policy Owners of Nationwide VL Separate Account-A:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                                        KPMG LLP




Columbus, Ohio
April 28, 2000

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant, Nationwide VL Separate Account-A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.


                                      NATIONWIDE VL SEPARATE ACCOUNT-A
                              --------------------------------------------------
                                                 (Registrant)
(Seal)                           NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              --------------------------------------------------
Attest:                                          (Depositor)



By: /s/ GLENN W. SODEN        By:                /s/ STEVEN SAVINI ESQ.
----------------------------  --------------------------------------------------
        Glenn W. Soden                               Steven Savini Esq.
     Assistant Secretary



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities indicated on the 28th day of April, 2000.



               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                        By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Steven Savini

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas